UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6377

DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	2/28/14

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
AMT-Free Municipal
Bond Fund

SEMIANNUAL REPORT February 28, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
37	Statement of Assets and Liabilities
38	Statement of Operations
39	Statement of Changes in Net Assets
41	Financial Highlights
46	Notes to Financial Statements
58	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
AMT-Free Municipal Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus AMT-Free Municipal Bond Fund, covering the six-month period from September 1, 2013, through February 28, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds generally stabilized over the past six months in the wake of previously heightened volatility, enabling them to post solidly positive total returns, on average, for the reporting period. Investors generally took the Federal Reserve Board’s gradual shift to a more moderately accommodative monetary policy in stride, investor demand rebounded while the supply of newly issued securities ebbed, and most states and municipalities saw improved credit conditions in the recovering U.S. economy.

We remain cautiously optimistic regarding the municipal bond market’s prospects over the months ahead.We expect the domestic economy to continue to strengthen over the next year, which could support higher tax revenues for most states and municipalities.We also anticipate rising demand for a limited supply of securities as more income-oriented investors seek the tax advantages of municipal bonds. However, municipal bonds could prove sensitive to rising long-term interest rates as the economic recovery gains additional traction. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
March 17, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2013, through February 28, 2014, as provided by Steven Harvey and Daniel Rabasco, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 28, 2014, Dreyfus AMT-Free Municipal Bond Fund’s Class A shares achieved a total return of 5.79%, Class C shares returned 5.40%, Class I shares returned 6.00%, Class Y shares returned 5.94%, and Class Z shares returned 5.89%.1 In comparison, the fund’s benchmark, the Barclays Municipal Bond Index (the “Index”), produced a total return of 5.71%.2

Municipal bonds fared relatively well over the reporting period as investor demand rebounded, the supply of newly issued municipal securities declined, and, with two notable exceptions, credit conditions generally improved.The fund’s Class A, Class I, ClassY, and Class Z shares produced higher returns than the benchmark, mainly due to our focus on income-oriented securities, including those with longer maturities.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax.The fund also seeks to provide income exempt from the federal alternative minimum tax.

The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by Dreyfus. The fund may invest the remaining 35% of its assets in municipal bonds with a credit rating lower than A, including municipal bonds rated below investment grade (“high yield” or “junk” bonds), or the unrated equivalent as determined by Dreyfus.

The fund’s portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

  Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market;

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

  Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.The fund seeks to invest in several of these sectors.

Municipal Bonds Rebounded from Earlier Weakness

Municipal bonds struggled during most of 2013 with rising long-term interest rates in a recovering U.S. economy, but markets stabilized over the final four months of the year, and the first two months of 2014 witnessed a mild recovery. Uncertainty regarding changes in U.S. monetary policy was largely resolved in December when the Federal Reserve Board (the “Fed”) began to taper its quantitative easing program, helping to buoy investor demand. Demand was particularly robust for higher yielding securities as income-oriented investors resumed their reach for competitive yields. Meanwhile, the supply of newly issued municipal bonds declined as fewer issuers refinanced existing debt in the rising interest rate environment.

The economic rebound resulted in better underlying credit conditions for most municipal issuers, as improving tax revenues and reduced spending enabled many states and municipalities to balance their budgets and replenish reserves. However, credit concerns lingered with regard to two major issuers. The City of Detroit filed for bankruptcy protection during the summer of 2013, and in September, Puerto Rico bonds lost value after media reports detailed the U.S. territory’s economic challenges.

Duration Posture Boosted Relative Performance

The fund’s strong relative performance during the reporting period was fueled mainly by a relatively long average duration and an emphasis on longer maturities, which enabled it to participate more fully in the market’s gains over the first two months of 2014. In addition, our security selection strategy proved effective when the general obligation bonds of California, Illinois, and other formerly troubled states rebounded sharply. Underweighted exposure to lower yielding escrowed bonds also bolstered relative performance.

Strong results in these areas were offset to a degree by other strategies. Most notably, exposure to Puerto Rico bonds weighed on absolute performance.The fund also did not participate in gains posted by privately issued bonds, such as those backed by industrial development projects, that may be subject to the alternative minimum tax.

Finding Attractive Values in a Strengthening Market

We believe that recently improved market trends have been driven, in part, by investors returning their focus to market and issuer fundamentals now that the Fed has begun to taper its quantitative easing program. Over the longer term, improved credit conditions and restored demand from investors seeking relief from higher taxes may continue to lift municipal bond valuations.

In this environment, our credit research efforts have continued to find opportunities among higher yielding municipal bonds that, in our analysis, may have been temporarily mispriced by the market.At the same time, we have trimmed the fund’s average duration closer to a market-neutral position, but we have maintained our focus on the higher yields provided by bonds with longer maturities.

March 17, 2014

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds involve increased credit and liquidity risks compared with investment grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower.
Neither Class Z, Class I, nor Class Y shares are subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes. Capital gains, if any, are fully taxable. The Dreyfus Corporation has contractually agreed, until January 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund so that total annual fund operating expenses of Class A,
C, I, Y and Z shares (excluding Rule 12b-1 fees, shareholder services fees for Class A, C, I, and Z shares, taxes, brokerage commissions, extraordinary expenses, interest expenses, and commitment fees on borrowings) do not exceed
0.45%. Without this absorption returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus AMT-Free Municipal Bond Fund from September 1, 2013 to February 28, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2014

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.62	$7.44	$2.35	$2.30	$2.60
Ending value (after expenses)	$1,057.90	$1,054.00	$1,060.00	$1,059.40	$1,058.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2014

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.56	$7.30	$2.31	$2.26	$2.56
Ending value (after expenses)	$1,021.27	$1,017.55	$1,022.51	$1,022.56	$1,022.27

† Expenses are equal to the fund’s annualized expense ratio of .71% for Class A, 1.46 % for Class C, .46% for
Class I, .45% for ClassY and .51% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

February 28, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.9%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—1.3%
Birmingham Water Works Board,
Water Revenue	5.00	1/1/23	1,395,000		1,596,508
Jefferson County,
Limited Obligation
School Warrants	5.00	1/1/24	1,000,000		988,620
Jefferson County,
Senior Lien Sewer Revenue
Warrants (Insured; Assured
Guaranty Municipal Corp.)	0/6.60	10/1/42	14,000,000	[a]	7,831,320
Alaska—.3%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	3,750,000		2,656,987
Arizona—.4%
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,750,000		3,131,963
Arkansas—.1%
Arkansas Development Finance
Authority, Construction Revenue
(Public Health Laboratory
Project) (Insured; AMBAC)	5.00	12/1/17	1,025,000		1,029,223
California—8.8%
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Lien Toll
Bridge Revenue	5.00	4/1/43	3,900,000		4,110,990
California,
Economic Recovery Bonds	5.00	7/1/20	2,000,000		2,389,780
California,
GO	5.25	10/1/16	295,000		296,354
California,
GO (Various Purpose)	5.25	3/1/30	2,500,000		2,840,250
California,
GO (Various Purpose)	5.75	4/1/31	6,700,000		7,733,073
California,
GO (Various Purpose)	5.50	11/1/35	3,575,000		4,071,246
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,544,380

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California State Public Works
Board, LR (Department of
State Hospitals) (Coalinga
State Hospital)	5.00	6/1/25	8,325,000		9,573,001
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/42	5,000,000		5,178,100
California Statewide Communities
Development Authority, Revenue
(The Salk Institute for
Biological Studies) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/24	1,880,000		1,968,586
Glendale Community College
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	8/1/21	1,520,000	[b]	1,229,178
Glendora Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/27	2,000,000	[b]	1,112,440
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	1,325,000		1,157,030
Los Angeles,
Wastewater System Revenue	5.75	6/1/34	2,500,000		2,883,175
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	3,500,000		4,061,505
North Natomas Community
Facilities District Number 4,
Special Tax Bonds	5.00	9/1/30	1,000,000		1,060,970
Pajaro Valley Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	1,500,000	[b]	894,870
Placer Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/27	4,110,000	[b]	2,226,839
Sacramento County,
Airport System Senior Revenue	5.30	7/1/27	2,000,000		2,250,920

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Sacramento County,
Airport System Senior Revenue	5.38	7/1/28	2,000,000		2,257,080
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/27	3,280,000		3,765,473
South Orange County Public
Financing Authority, Special
Tax Senior Lien Revenue
(Ladera Ranch)	5.00	8/15/25	1,000,000		1,113,140
Tustin Unified School District,
Community Facilities District
Number 97-1, Senior Lien
Special Tax Bonds (Insured;
Assured Guaranty
Municipal Corp.)	0.00	9/1/21	1,615,000	[b]	1,253,805
University of California Regents,
General Revenue	5.75	5/15/31	2,000,000		2,301,500
Colorado—2.8%
Black Hawk,
Device Tax Revenue	5.00	12/1/14	500,000		515,550
Black Hawk,
Device Tax Revenue	5.00	12/1/18	600,000		626,490
City and County of Denver,
Airport System
Subordinate Revenue	5.00	11/15/43	15,000,000		15,674,100
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,000,000		1,146,620
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,200,000		1,358,928
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000		1,073,370
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/24	2,000,000		2,110,600

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut—1.0%
Connecticut,
GO	5.00	10/15/21	1,500,000	1,809,990
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	10/1/29	5,000,000	5,727,050
District of Columbia—.9%
Metropolitan Washington
Airports Authority, Airport
System Revenue	5.00	10/1/35	4,000,000	4,276,240
Washington Metropolitan Area
Transit Authority, Gross
Transit Revenue	5.25	7/1/29	1,750,000	1,969,048
Washington Metropolitan Area
Transit Authority, Gross
Transit Revenue	5.13	7/1/32	1,000,000	1,075,220
Florida—7.1%
Broward County,
Airport System Revenue	5.38	10/1/29	2,535,000	2,836,361
Broward County,
Airport System Revenue	5.00	10/1/42	7,500,000	7,750,950
Broward County Educational
Facilities Authority, Educational
Facilities Revenue (Nova
Southeastern University
Project) (Insured; Assured
Guaranty Corp.)	5.00	4/1/36	1,800,000	1,831,194
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/19	3,000,000	3,471,060
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	1,255,000	1,427,713
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/21	3,535,000	4,088,192
Florida Department of Corrections,
COP (Okeechobee Correctional
Institution) (Insured; AMBAC)	5.00	3/1/15	1,000,000	1,040,640

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Florida Department of
Transportation, Turnpike Revenue	5.00	7/1/21	2,145,000		2,574,300
Florida Department of
Transportation, Turnpike Revenue	5.00	7/1/25	4,000,000		4,695,560
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	3,260,000		3,767,517
Jacksonville Electric Authority,
Electric System
Subordinated Revenue	5.00	10/1/28	2,000,000		2,241,720
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured;
Assured Guaranty Corp.)	5.00	10/1/22	1,820,000		1,947,491
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	3,000,000		3,235,110
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)	5.75	4/1/28	1,250,000		1,347,750
Miami-Dade County Expressway
Authority, Toll System Revenue	5.00	7/1/23	5,000,000		5,731,100
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/30	2,620,000		2,767,585
Pinellas County Health Facilities
Authority, Health System
Revenue (BayCare Health
System Issue) (Insured;
National Public Finance
Guarantee Corp.)	0.18	11/15/23	2,250,000	[c]	2,131,875
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000		1,050,330
University of Central Florida,
COP (University of Central
Florida Convocation
Corporation Master Lease
Program) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/18	1,765,000		1,840,577

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Georgia—2.9%
Atlanta,
Airport General Revenue	5.00	1/1/20	5,000,000	5,893,950
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	1,640,000	1,978,972
Atlanta,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/18	1,200,000	1,434,132
Carrollton Payroll Development
Authority, RAC (University of
West Georgia Athletic
Complex, LLC Project)	6.25	6/15/34	3,895,000	4,435,237
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Corp.)	5.63	6/15/38	2,000,000	2,216,020
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	5,000,000	5,872,450
Savannah Economic Development
Authority, Revenue
(Armstrong Atlantic
State University Student
Union, LLC Project) (Insured;
Assured Guaranty Corp.)	5.00	6/15/32	1,240,000	1,290,183
Idaho—1.2%
Boise-Kuna Irrigation District,
Revenue (Arrowrock
Hydroelectric Project)	7.38	6/1/40	5,600,000	6,238,848
Idaho Health Facilities Authority,
Revenue (Trinity Health
Credit Group)	6.13	12/1/28	2,500,000	2,900,100
Illinois—10.2%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; AMBAC)	5.00	1/1/19	2,400,000	2,565,816
Chicago,
GO	5.00	1/1/24	3,250,000	3,524,788

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/17	2,500,000	2,590,150
Huntley,
Special Service Area Number
Nine, Special Tax Bonds (Insured;
Assured Guaranty Corp.)	5.10	3/1/28	3,500,000	3,810,485
Illinois,
GO	5.00	1/1/16	2,850,000	3,083,415
Illinois,
GO	5.50	7/1/38	8,000,000	8,513,120
Illinois,
Sales Tax Revenue	5.00	6/15/24	4,270,000	4,982,706
Illinois Finance Authority,
Revenue (Advocate Health
Care Network)	5.00	6/1/31	9,155,000	9,794,843
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group)
(Insured; AMBAC)	6.00	2/1/28	750,000	797,520
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group)
(Insured; AMBAC)	6.25	2/1/33	500,000	530,770
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	3,250,000	3,492,450
Illinois Finance Authority,
Revenue (Sherman
Health Systems)	5.50	8/1/37	1,000,000	1,062,540
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/16	2,200,000	2,400,970
Illinois Health Facilities
Authority, Revenue
(Delnor-Community Hospital)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	5/15/27	6,000,000	6,357,660
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.00	6/15/42	3,500,000	3,586,940

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.50	6/1/23	3,100,000	3,583,786
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	6.00	6/1/28	7,600,000	8,700,708
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue
(University of Illinois)	5.00	4/1/27	7,500,000	8,447,175
University of Illinois Board of
Trustees, Auxiliary
Facilities System Revenue
(University of Illinois)	5.00	4/1/44	2,500,000	2,622,125
Iowa—.4%
Iowa Finance Authority,
Healthcare Revenue (Genesis
Health System)	5.00	7/1/23	2,500,000	2,822,025
Kentucky—1.6%
Barbourville,
Educational Facilities First
Mortgage Revenue (Union College
Energy Conservation Project)	5.25	9/1/26	1,000,000	1,007,110
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	6,250,000	6,987,375
Louisville/Jefferson County Metro
Government, Health System
Revenue (Norton Healthcare, Inc.)	5.75	10/1/42	4,000,000	4,257,520
Louisiana—1.9%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.50	8/1/29	2,500,000	2,796,875
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Corp.)	6.00	1/1/23	2,000,000	2,279,540

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Louisiana (continued)
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/27	5,000,000	5,158,250
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.25	5/15/35	4,500,000	4,547,115
Maine—.2%
Maine Health and Higher
Educational Facilities Authority,
Revenue (MaineGeneral
Medical Center Issue)	7.50	7/1/32	1,250,000	1,431,687
Maryland—6.9%
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/24	1,520,000	1,800,151
Baltimore,
Consolidated Public
Improvement GO	5.00	10/15/24	1,480,000	1,716,386
Baltimore,
Project Revenue
(Wastewater Projects)	5.00	7/1/23	1,000,000	1,165,630
Baltimore,
Project Revenue (Wastewater
Projects) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/22	630,000	732,652
Baltimore,
Subordinate Project Revenue
(Water Projects)	5.75	7/1/39	750,000	843,195
Howard County,
COP	8.15	2/15/20	605,000	829,031
Hyattsville,
Special Obligation Revenue
(University Town Center Project)	5.60	7/1/24	1,500,000	1,533,510
Hyattsville,
Special Obligation Revenue
(University Town Center Project)	5.75	7/1/34	3,000,000	3,017,010

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland (continued)
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,145,000	1,146,752
Maryland Economic Development
Corporation, EDR
(Terminal Project)	5.75	6/1/35	2,000,000	2,059,340
Maryland Economic Development
Corporation, EDR (Transportation
Facilities Project)	5.75	6/1/35	1,000,000	1,029,670
Maryland Economic Development
Corporation, LR (Maryland Public
Health Laboratory Project)	5.00	6/1/20	1,000,000	1,197,240
Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	2,500,000	2,962,075
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine
Terminals Inc. Port of
Baltimore Facility)	5.75	9/1/25	2,000,000	2,115,420
Maryland Economic Development
Corporation, Student Housing
Revenue (University of Maryland,
College Park Projects)	5.75	6/1/33	1,000,000	1,038,650
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	5.00	7/1/23	835,000	945,554
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	6.75	7/1/39	2,500,000	2,955,400
Maryland Health and Higher
Educational Facilities
Authority, Revenue
(Charlestown Community Issue)	6.13	1/1/30	1,250,000	1,353,850
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Goucher
College Issue)	5.00	7/1/34	1,000,000	1,059,730

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland (continued)
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Greater
Baltimore Medical Center Issue)	5.38	7/1/26	1,500,000	1,643,505
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Mercy
Medical Center Issue)	5.50	7/1/42	1,000,000	1,012,690
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/26	1,630,000	1,754,907
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/36	2,100,000	2,124,822
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; National
Public Finance Guarantee Corp.)	7.00	7/1/22	4,150,000	5,079,185
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Upper
Chesapeake Hospitals Issue)	6.00	1/1/38	3,005,000	3,191,580
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.75	1/1/38	2,500,000	2,542,775
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel High
School Facility)	6.00	5/1/35	1,600,000	1,641,456
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.50	7/1/27	1,475,000	1,477,389
Prince Georges County,
Special Obligation Revenue
(National Harbor Project)	5.20	7/1/34	3,000,000	3,006,360

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland (continued)
University System of Maryland,
Auxiliary Facility and
Tuition Revenue	5.00	4/1/26	1,000,000		1,142,850
Massachusetts—2.2%
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	5,000,000		5,449,450
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/25	2,175,000		2,466,646
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/30	5,000,000		5,660,650
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	1,750,000		1,913,957
Metropolitan Boston Transit
Parking Corporation, Systemwide
Senior Lien Parking Revenue	5.00	7/1/23	2,000,000		2,279,460
Michigan—5.8%
Brighton Area Schools,
GO—Unlimited Tax
(Insured; AMBAC)	0.00	5/1/14	8,000,000	[b]	7,995,280
Brighton Area Schools,
GO—Unlimited Tax
(Insured; AMBAC)	0.00	5/1/20	1,055,000	[b]	911,056
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	1,500,000		1,600,770
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,000,000		1,069,930
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	1,055,000		851,754
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000		872,479

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan (continued)
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000		1,180,800
Detroit Water and Sewerage
Department, Senior Lien Sewage
Disposal System Revenue	5.25	7/1/39	2,500,000		2,429,875
Huron Valley School District,
GO Unlimited Tax (Insured; National
Public Finance Guarantee Corp.)	0.00	5/1/18	6,270,000	[b]	5,849,534
Kent County,
Airport Revenue (Gerald R.
Ford International Airport)	5.00	1/1/26	4,555,000		4,972,147
Kent Hospital Finance Authority,
Revenue (Spectrum
Health System)	5.50	11/15/25	2,500,000		2,887,850
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	2,500,000		2,748,900
Michigan Public Educational
Facilities Authority, LOR
(Nataki Talibah Schoolhouse
of Detroit Project)	6.50	10/1/30	3,040,000		2,756,550
Monroe County Economic Development
Corporation, LOR (Detroit
Edison Company Project)
(Insured; National Public
Finance Guarantee Corp.)	6.95	9/1/22	2,000,000		2,551,860
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)
(Escrowed to Maturity)	7.00	11/1/15	3,700,000		4,105,779
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne
County Airport)	5.00	12/1/22	3,000,000		3,286,050

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota—6.5%
Hutchinson,
Public Utility Revenue	5.00	12/1/22	200,000		233,744
Mahtomedi Independent School
District Number 832, GO School
Building Bonds (Minnesota School
District Credit Enhancement
Program) (Insured; National
Public Finance Guarantee Corp.)	0.00	2/1/17	1,275,000	[b]	1,247,371
Minneapolis,
Health Care System Revenue
(Fairview Health Services) (Insured;
Assured Guaranty Corp.)	6.50	11/15/38	3,000,000		3,477,870
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facilities Revenue
(Children’s Health Care)	5.25	8/15/35	1,000,000		1,071,150
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/18	1,000,000		1,003,430
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/20	2,290,000		2,297,855
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue	5.00	1/1/26	1,000,000		1,125,030
Minnesota,
911 Revenue (Public Safety
Radio Communications
System Project)	5.00	6/1/25	1,000,000		1,150,120
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	150,000		150,681
Minnesota Higher Education
Facilities Authority, Revenue
(Carleton College)	5.00	3/1/30	1,000,000		1,098,460

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota (continued)
Minnesota Higher Education
Facilities Authority, Revenue
(College of Saint Scholastica, Inc.)	5.13	12/1/40	750,000		767,190
Minnesota Higher Education
Facilities Authority, Revenue
(Gustavus Adolphus College)	5.00	10/1/31	750,000		804,885
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	4/1/29	1,000,000		1,085,580
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/29	1,500,000		1,623,225
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/39	1,700,000		1,786,530
Minnesota Municipal Power Agency,
Electric Revenue	5.00	10/1/37	2,000,000		2,083,680
Northern Municipal Power Agency,
Electric System Revenue	5.00	1/1/20	2,500,000		2,921,250
Northfield,
HR	5.38	11/1/31	1,240,000		1,256,678
Olmsted County,
GO Crossover Bonds	5.00	2/1/21	750,000		908,603
Ramsey,
LR (Pact Charter School
Project) (Prerefunded)	6.75	6/1/14	1,000,000	[d]	1,036,620
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	4.50	11/15/21	1,000,000		1,151,610
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	5.00	11/15/38	1,000,000		1,066,210
Saint Cloud,
Health Care Revenue
(CentraCare Health System
Project) (Insured; Assured
Guaranty Corp.)	5.50	5/1/39	2,000,000		2,132,600
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/30	1,000,000		1,067,410

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota (continued)
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/39	3,000,000		3,187,800
Saint Paul Housing and
Redevelopment Authority,
Recreational Facility LR
(Jimmy Lee Recreational Center)	5.00	12/1/32	750,000		776,280
Saint Paul Port Authority,
Revenue (Amherst H. Wilder
Foundation Project)	5.00	12/1/29	2,000,000		2,123,980
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/1/25	4,505,000	[b]	3,092,592
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/1/26	4,625,000	[b]	3,034,740
Todd, Morrison, Cass and Wadena
Counties United Hospital District,
Health Care Facility Revenue
(Lakewood Health System)	5.00	12/1/21	1,000,000		1,019,300
University of Minnesota Regents,
GO	5.00	12/1/24	1,000,000		1,168,670
University of Minnesota Regents,
GO	5.00	12/1/36	1,500,000		1,648,965
Vadnais Heights Economic
Development Authority,
Recovery Zone Facility LR
(Community and Recreational
Sports Facilities Project)	5.25	2/1/41	2,460,000		967,149
Washington County Housing and
Redevelopment Authority,
Annual Appropriation Limited
Tax and Gross Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	2/1/32	610,000		612,294
Willmar,
GO, HR (Rice Memorial
Hospital Project)	5.00	2/1/24	1,000,000		1,146,790

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Nevada—.3%
Las Vegas Valley Water District,
Limited Tax GO (Additionally
Secured by Southern
Nevada Water Authority
Pledged Revenues)	5.00	6/1/42	2,500,000		2,648,025
New Hampshire—.2%
New Hampshire Business Finance
Authority, PCR (The United
Illuminating Company Project)
(Insured; AMBAC)	0.31	10/1/33	1,920,000	[c]	1,756,666
New Jersey—1.1%
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue)	5.00	7/1/29	1,000,000		1,086,580
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	100,000		110,946
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/29	5,000,000		5,502,200
New Jersey Turnpike Authority,
Turnpike Revenue
(Escrowed to Maturity)	6.50	1/1/16	65,000		72,453
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.09	1/1/30	2,500,000	[c]	2,225,000
New York—3.1%
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000		5,716,050
Metropolitan Transportation
Authority, Dedicated Tax
Fund Revenue	5.00	11/15/32	1,850,000		2,019,737
Metropolitan Transportation
Authority, Transportation Revenue	5.25	11/15/28	2,500,000		2,754,125
New York City,
GO	5.00	8/1/24	2,930,000		3,393,467
New York City,
GO	5.00	8/1/28	1,000,000		1,151,640
New York City,
GO	5.00	10/1/36	2,500,000		2,668,100

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	2,500,000		2,701,900
New York State Energy Research and
Development Authority, PCR
(New York State Electric and
Gas Corporation Project)
(Insured; National Public
Finance Guarantee Corp.)	0.43	4/1/34	2,100,000	[c]	1,921,500
New York State Thruway Authority,
General Revenue	5.00	1/1/27	2,000,000		2,264,780
North Carolina—1.9%
Durham,
Water and Sewer Utility
System Revenue	5.25	6/1/21	1,620,000		1,983,771
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26	1,000,000		1,080,400
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000		1,237,750
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Cleveland
County HealthCare System
Project) (Insured; AMBAC)
(Prerefunded)	5.25	7/1/14	1,135,000	[d]	1,154,897
North Carolina Medical Care
Commission, Health Care Facilities
Revenue (University Health
Systems of Eastern Carolina)	6.25	12/1/33	2,250,000		2,558,340
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)	0.00	11/1/16	3,055,000	[b]	2,877,627
Oak Island,
Enterprise System Revenue
(Insured; Assured Guaranty Corp.)	6.00	6/1/34	1,000,000		1,095,170
Orange Water and Sewer Authority,
Water and Sewer System Revenue	5.00	7/1/31	1,000,000		1,071,130

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
North Carolina (continued)
Raleigh,
Combined Enterprise System
Revenue (Prerefunded)	5.00	3/1/16	1,175,000	[d]	1,286,120
University of North Carolina,
System Pool Revenue (Pool
General Trust Indenture of the
Board of Governors of The
University of North Carolina)	5.00	10/1/34	1,000,000		1,084,270
Ohio—9.9%
Allen County,
Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.25	9/1/27	2,500,000		2,729,100
American Municipal Power, Inc.,
Revenue (American Municipal
Power Fremont Energy
Center Project)	5.00	2/15/21	375,000		438,563
Blue Ash,
Tax Increment Financing Revenue
(Duke Realty Ohio Project)	5.00	12/1/16	520,000		532,345
Blue Ash,
Tax Increment Financing Revenue
(Duke Realty Ohio Project)	5.00	12/1/21	730,000		766,522
Blue Ash,
Tax Increment Financing Revenue
(Duke Realty Ohio Project)	5.00	12/1/25	500,000		507,390
Blue Ash,
Tax Increment Financing Revenue
(Duke Realty Ohio Project)	5.00	12/1/30	400,000		391,748
Blue Ash,
Tax Increment Financing Revenue
(Duke Realty Ohio Project)	5.00	12/1/35	1,000,000		929,140
Butler County,
Hospital Facilities Revenue
(Kettering Health Network
Obligated Group Project)	6.38	4/1/36	2,000,000		2,266,940
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,500,000		3,606,015
Cincinnati,
EDR (Baldwin 300 Project)	5.00	11/1/28	2,565,000		2,823,449

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Cleveland,
Airport System Revenue	5.00	1/1/31	1,000,000		1,017,780
Cleveland,
Waterworks Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	1/1/21	7,945,000		9,437,230
Cleveland State University,
General Receipts Bonds	5.00	6/1/18	1,170,000		1,355,679
Cleveland-Cuyahoga County Port
Authority, Cultural Facility
Revenue (The Cleveland
Museum of Art Project)	5.00	10/1/22	2,500,000		2,887,875
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.00	12/1/18	950,000		480,728
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.35	12/1/31	3,655,000		1,836,528
Cuyahoga Community
College District, General
Receipts Bonds	5.00	8/1/25	2,500,000		2,789,175
Hamilton County,
Sales Tax Revenue
(Insured; AMBAC)	0.00	12/1/27	10,000,000	[b]	5,548,600
Hilliard City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/14	1,655,000	[b]	1,650,581
Kent State University,
General Receipts Bonds (Insured;
Assured Guaranty Corp.)	5.00	5/1/25	2,000,000		2,294,780
Lucas County,
HR (ProMedica Healthcare
Obligated Group)	5.75	11/15/31	1,200,000		1,367,592
Maple Heights City School District
Board of Education, COP (Wylie
Athletic Complex Project)	6.00	11/1/28	1,150,000		1,228,901

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Miami University,
General Receipts Revenue Bonds	5.00	9/1/22	2,140,000		2,487,450
Ohio,
Capital Facilities Lease
Appropriation Revenue (Mental
Health Facilities Improvement
Fund Projects)	5.00	2/1/24	1,800,000		2,053,224
Ohio Air Quality Development
Authority, Air Quality
Development Revenue
(The Cincinnati Gas and
Electric Company Project)
(Insured; AMBAC)	0.31	9/1/37	5,000,000	[c]	4,575,000
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Case Western
Reserve University Project)	6.25	10/1/16	1,000,000		1,150,670
Ohio Higher Educational Facility
Commission, HR (Cleveland
Clinic Health System
Obligated Group)	5.50	1/1/43	3,000,000		3,225,630
Ohio Higher Educational Facility
Commission, Revenue (Case
Western Reserve University
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/25	2,985,000		3,607,432
Ohio Higher Educational Facility
Commission, Revenue
(University of Dayton Project)	5.00	12/1/19	500,000		591,625
Ohio State University,
General Receipts Bonds
(Escrowed to Maturity)	5.00	12/1/23	40,000		49,014
Ohio Turnpike and Infrastructure
Commission, Junior Lien
Turnpike Revenue
(Infrastructure Projects)	5.25	2/15/39	2,000,000		2,157,820
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.50	2/1/25	1,860,000	[e]	1,740,346

The Fund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Ohio (continued)
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund)
(Toledo School for the
Arts Project)	5.50	5/15/28	2,245,000	2,353,299
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	1,100,000	1,295,998
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/28	1,500,000	1,624,875
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/29	1,000,000	1,079,410
University of Toledo,
General Receipts Bonds	5.00	6/1/24	1,665,000	1,864,450
Wright State University,
General Receipts Bonds	5.00	5/1/22	1,000,000	1,145,960
Oklahoma—.2%
Tulsa Industrial Authority,
Student Housing Revenue (The
University of Tulsa)	5.25	10/1/26	1,135,000	1,187,562
Oregon—.2%
Oregon,
GO (Alternate Energy Project)	6.00	10/1/26	1,400,000	1,669,500
Pennsylvania—2.7%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,600,000	2,959,450
Chester County Industrial
Development Authority,
Revenue (Avon Grove
Charter School Project)	6.38	12/15/37	2,000,000	2,033,380
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,000,000	1,071,640

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000		2,893,375
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,450,000		2,513,455
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	1,730,000		1,932,791
Pennsylvania Industrial Development
Authority, EDR (Prerefunded)	5.50	7/1/18	270,000	[d]	323,592
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	3,360,000		3,789,139
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	12/15/23	3,500,000		4,019,890
South Carolina—1.3%
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/36	2,500,000		2,628,550
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.13	12/1/43	7,500,000		7,871,550
Texas—4.3%
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)
(Escrowed to Maturity)	6.25	12/15/17	2,170,000		2,261,617
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/35	3,000,000		3,148,080
Lower Colorado River Authority,
Transmission Contract Revenue
(Lower Colorado River
Authority Transmission
Services Corporation Project)	5.00	5/15/31	3,000,000		3,215,970

The Fund 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of
Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000		1,398,046
Mesquite Independent School
District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program)	0.00	8/15/28	2,325,000	[b]	1,168,963
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee
Program) (Prerefunded)	0.00	8/15/15	2,350,000	[b,d]	1,200,051
Montgomery Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	1,315,000		1,427,866
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty Corp.)	5.63	1/1/33	5,000,000		5,506,100
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty Corp.)	5.75	1/1/40	1,500,000		1,662,060
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000		1,081,720
San Antonio,
Electric and Gas Systems
Junior Lien Revenue	5.00	2/1/43	5,000,000		5,331,450
San Antonio,
Electric and Gas Systems
Revenue (Escrowed to Maturity)	5.50	2/1/20	255,000		305,294
San Antonio,
Water System Revenue	5.00	5/15/36	4,000,000		4,294,120
Schertz-Cibolo Universal City
Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	0.00	2/1/32	5,545,000	[b]	2,136,821

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia—1.5%
Chesapeake Bay Bridge and Tunnel
Commission District, General
Resolution Revenue (Insured;
Berkshire Hathaway
Assurance Corporation)	5.50	7/1/25	1,000,000		1,186,160
Chesterfield County Economic
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.00	5/1/23	1,000,000		1,107,570
Middle River Regional Jail
Authority, Jail Facility
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	5/15/19	1,200,000		1,223,988
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.25	7/1/22	1,000,000		1,229,160
Norfolk,
Water Revenue	5.00	11/1/25	1,000,000		1,148,000
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/15/17	1,030,000		1,093,572
Tobacco Settlement Financing
Corporation of Virginia, Tobacco
Settlement Asset-Backed
Bonds (Prerefunded)	5.63	6/1/15	1,000,000	[d]	1,067,900
Virginia College Building Authority,
Educational Facilities Revenue
(Regent University
Project) (Prerefunded)	5.00	6/1/16	215,000	[d]	237,485
Virginia Housing Development
Authority, Rental Housing Revenue	5.50	6/1/30	1,000,000		1,062,390
Washington County Industrial
Development Authority, HR
(Mountain States Health Alliance)	7.75	7/1/38	2,000,000		2,299,480
Washington—1.7%
Washington,
Motor Vehicle Fuel Tax GO
(State Road 520 Corridor
Program—Toll Revenue)	5.00	6/1/33	2,255,000		2,476,869

The Fund 31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Washington (continued)
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)
(Prerefunded)	6.25	8/1/18	3,485,000	[d]	4,259,681
Washington Health Care Facilities
Authority, Revenue (MultiCare
Health System) (Insured;
Assured Guaranty Corp.)	5.50	8/15/24	1,000,000		1,129,960
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)	5.00	10/1/42	5,000,000		5,185,350
West Virginia—.6%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	4,500,000		4,842,315
Wisconsin—.7%
Milwaukee Housing Authority,
MFHR (Veterans Housing Projects)
(Collateralized; FNMA)	5.10	7/1/22	1,000,000		1,015,620
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	2,000,000		2,244,260
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.25	4/15/35	2,000,000		2,070,280
U.S. Related—6.7%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,500,000	[b]	796,250
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	1,000,000		1,008,000
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	860,000		873,812
Guam Power Authority,
Revenue	5.50	10/1/30	2,000,000		2,121,100

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Guam Waterworks Authority,
Water and Wastewater
System Revenue	6.00	7/1/25	1,000,000	1,019,770
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.88	7/1/35	2,900,000	2,924,070
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.00	7/1/21	1,500,000	1,125,510
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	620,000	436,331
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.75	7/1/37	7,650,000	5,758,155
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	1,000,000	761,220
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty Corp.)	5.00	7/1/28	500,000	446,560
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/17	1,000,000	891,040
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/26	1,000,000	799,440
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/28	1,000,000	810,520
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/38	1,000,000	797,650
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/29	1,315,000	1,045,977
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/17	5,000,000	4,280,900
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/29	2,100,000	1,452,591
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	8,250,000	5,608,515
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	380,000	244,526

The Fund 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Electric
Power Authority,
Power Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/15	1,000,000	995,920
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/23	1,000,000	919,780
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,110,000	987,878
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
Assured Guaranty
Municipal Corp.)	5.50	7/1/31	3,370,000	3,127,933
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/25	1,250,000	785,713
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	6.25	7/1/22	1,000,000	836,770
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000	771,290
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	5,810,000	4,802,604
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	2,500,000	2,149,300
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Note)	5.00	10/1/25	4,000,000	4,281,640
Total Long-Term Municipal Investments
(cost $747,027,012)				781,014,122

Short-Term Municipal	Coupon	Maturity	Principal
Investment—.2%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts;
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)
(cost $2,000,000)	0.01	3/3/14	2,000,000 [f]	2,000,000

Total Investments (cost $749,027,012)			99.1%	783,014,122
Cash and Receivables (Net)			.9%	6,790,951
Net Assets			100.0%	789,805,073

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate security—interest rate subject to periodic change.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At February 28, 2014, this security was valued at $1,740,346 or 0.2% of net assets.
f Variable rate demand note—rate shown is the interest rate in effect at February 28, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Transportation Services	18.8	Prerefunded	2.3
Health Care	15.5	Industrial	1.4
Education	11.6	County	1.2
Utility-Electric	9.7	Housing	.9
Utility-Water and Sewer	9.6	Pollution Control	.5
Special Tax	8.6	Asset-Backed	.3
City	5.2	Resource Recovery	.1
State/Territory	3.3	Other	7.5
Lease	2.6		99.1

†	Based on net assets.

The Fund 35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	749,027,012	783,014,122
Interest receivable		8,951,572
Receivable for shares of Common Stock subscribed		45,839
Prepaid expenses		65,771
		792,077,304
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		407,436
Cash overdraft due to Custodian		549,312
Payable for shares of Common Stock redeemed		1,150,827
Accrued expenses		164,656
		2,272,231
Net Assets ($)		789,805,073
Composition of Net Assets ($):
Paid-in capital		775,102,105
Accumulated undistributed investment income—net		75,517
Accumulated net realized gain (loss) on investments		(19,359,659)
Accumulated net unrealized appreciation
(depreciation) on investments		33,987,110
Net Assets ($)		789,805,073

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	548,650,302	24,222,048	16,275,875	1,001	200,655,847
Shares Outstanding	40,035,512	1,767,388	1,187,185	73	14,633,477
Net Asset Value
Per Share ($)	13.70	13.70	13.71	13.71	13.71

See notes to financial statements.

The Fund 37

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2014 (Unaudited)

Investment Income ($):
Interest Income	18,762,427
Expenses:
Management fee—Note 3(a)	2,374,571
Shareholder servicing costs—Note 3(c)	897,766
Distribution fees—Note 3(b)	98,723
Registration fees	53,595
Professional fees	51,943
Prospectus and shareholders’ reports	29,852
Interest and expense related to floating rate notes issued—Note 4	25,941
Directors’ fees and expenses—Note 3(d)	25,361
Custodian fees—Note 3(c)	16,649
Loan commitment fees—Note 2	5,542
Miscellaneous	42,455
Total Expenses	3,622,398
Less—reduction in expenses due to undertaking—Note 3(a)	(941,033)
Less—reduction in fees due to earnings credits—Note 3(c)	(265)
Net Expenses	2,681,100
Investment Income—Net	16,081,327
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(6,865,417)
Net unrealized appreciation (depreciation) on investments	36,131,879
Net Realized and Unrealized Gain (Loss) on Investments	29,266,462
Net Increase in Net Assets Resulting from Operations	45,347,789

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013[a]
Operations ($):
Investment income—net	16,081,327	23,103,441
Net realized gain (loss) on investments	(6,865,417)	2,693,042
Net unrealized appreciation
(depreciation) on investments	36,131,879	(74,298,306)
Net Increase (Decrease) in Net Assets
Resulting from Operations	45,347,789	(48,501,823)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(11,150,935)	(13,545,238)
Class C	(433,030)	(709,507)
Class I	(307,768)	(495,884)
Class Y	(21)	(6)
Class Z	(4,200,707)	(8,111,283)
Total Dividends	(16,092,461)	(22,861,918)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	13,028,202	78,198,445
Class C	647,234	3,160,592
Class I	6,885,320	14,486,047
Class Y	—	1,000
Class Z	1,948,943	5,246,240
Net assets received in connection
with reorganizations—Note 1	—	386,139,382
Dividends reinvested:
Class A	9,199,402	10,706,854
Class C	312,181	462,460
Class I	198,232	299,404
Class Z	2,938,323	5,713,174
Cost of shares redeemed:
Class A	(73,735,871)	(98,337,307)
Class C	(7,157,320)	(12,467,712)
Class I	(4,716,349)	(12,504,104)
Class Z	(13,414,756)	(30,635,419)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(63,866,459)	350,469,056
Total Increase (Decrease) in Net Assets	(34,611,131)	279,105,315
Net Assets ($):
Beginning of Period	824,416,204	545,310,889
End of Period	789,805,073	824,416,204
Undistributed investment income—net	75,517	86,651

The Fund 39

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013[a]
Capital Share Transactions:
Class Ab
Shares sold	968,804	5,499,209
Shares issued in connection
with reorganizations—Note 1	—	25,661,345
Shares issued for dividends reinvested	681,801	767,433
Shares redeemed	(5,498,744)	(7,041,687)
Net Increase (Decrease) in Shares Outstanding	(3,848,139)	24,886,300
Class Cb
Shares sold	48,177	220,212
Shares issued in connection
with reorganizations—Note 1	—	1,217,209
Shares issued for dividends reinvested	23,141	32,954
Shares redeemed	(533,101)	(890,189)
Net Increase (Decrease) in Shares Outstanding	(461,783)	580,186
Class I
Shares sold	512,803	1,014,792
Shares issued for dividends reinvested	14,680	21,330
Shares redeemed	(351,597)	(889,237)
Net Increase (Decrease) in Shares Outstanding	175,886	146,885
Class Y
Shares sold	—	73
Class Z
Shares sold	145,044	368,014
Shares issued for dividends reinvested	217,625	404,335
Shares redeemed	(1,001,433)	(2,192,803)
Net Increase (Decrease) in Shares Outstanding	(638,764)	(1,420,454)

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended August 31, 2013, 139,900 Class C shares representing $2,005,331 were exchanged for
140,037 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2014				Year Ended August 31,
Class A Shares	(Unaudited)		2013	2012	2011	2010		2009
Per Share Data ($):
Net asset value,
beginning of period	13.21		14.27	13.43	13.81	13.10		13.23
Investment Operations:
Investment income—net[a]	.27		.47	.53	.58	.58		.59
Net realized and unrealized
gain (loss) on investments	.49		(1.06)	.83	(.38)	.71		(.13)
Total from Investment Operations	.76		(.59)	1.36	.20	1.29		.46
Distributions:
Dividends from
investment income—net	(.27)		(.47)	(.52)	(.58)	(.58)		(.59)
Net asset value, end of period	13.70		13.21	14.27	13.43	13.81		13.10
Total Return (%)[b]	5.79	[c]	(4.30)	10.32	1.60	10.10		3.78
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95	[d]	.97	.97	.97	.97		.99
Ratio of net expenses
to average net assets	.71	[d]	.70	.70	.70	.70		.70
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	[d]	.00 [e]	—	—	.00	[e]	—
Ratio of net investment income
to average net assets	4.04	[d]	3.37	3.78	4.40	4.37		4.70
Portfolio Turnover Rate	10.01	[c]	34.19	22.11	22.31	20.53		31.77
Net Assets, end of period
($ x 1,000)	548,650		579,728	271,110	256,180	295,189		95,477

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

The Fund 41

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2014				Year Ended August 31,
Class C Shares	(Unaudited)		2013	2012	2011	2010		2009
Per Share Data ($):
Net asset value,
beginning of period	13.21		14.27	13.43	13.81	13.10		13.23
Investment Operations:
Investment income—net[a]	.22		.37	.42	.48	.48		.50
Net realized and unrealized
gain (loss) on investments	.49		(1.07)	.84	(.38)	.71		(.13)
Total from Investment Operations	.71		(.70)	1.26	.10	1.19		.37
Distributions:
Dividends from
investment income—net	(.22)		(.36)	(.42)	(.48)	(.48)		(.50)
Net asset value, end of period	13.70		13.21	14.27	13.43	13.81		13.10
Total Return (%)[b]	5.40	[c]	(5.02)	9.50	.85	9.27		3.00
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.72	[d]	1.72	1.73	1.71	1.72		1.74
Ratio of net expenses
to average net assets	1.46	[d]	1.45	1.45	1.45	1.45		1.45
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	[d]	.00 [e]	—	—	.00	[e]	—
Ratio of net investment income
to average net assets	3.29	[d]	2.60	3.02	3.65	3.62		3.93
Portfolio Turnover Rate	10.01	[c]	34.19	22.11	22.31	20.53		31.77
Net Assets, end of period
($ x 1,000)	24,222		29,450	23,532	19,569	25,610		13,220

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

Six Months Ended
February 28, 2014				Year Ended August 31,
Class I Shares	(Unaudited)		2013	2012	2011	2010		2009	[a]
Per Share Data ($):
Net asset value,
beginning of period	13.22		14.28	13.44	13.81	13.10		11.65
Investment Operations:
Investment income—net[b]	.29		.50	.55	.61	.61		.45
Net realized and unrealized
gain (loss) on investments	.49		(1.06)	.85	(.37)	.72		1.45
Total from Investment Operations	.78		(.56)	1.40	.24	1.33		1.90
Distributions:
Dividends from
investment income—net	(.29)		(.50)	(.56)	(.61)	(.62)		(.45)
Net asset value, end of period	13.71		13.22	14.28	13.44	13.81		13.10
Total Return (%)	6.00	[c]	(4.15)	10.59	1.93	10.35		16.46	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73	[d]	.72	.73	.71	.71		.96	[d]
Ratio of net expenses
to average net assets	.46	[d]	.45	.45	.45	.46		.45	[d]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	[d]	.00 [e]	—	—	.00	[e]	—
Ratio of net investment income
to average net assets	4.27	[d]	3.57	3.97	4.63	4.56		4.91	[d]
Portfolio Turnover Rate	10.01	[c]	34.19	22.11	22.31	20.53		31.77
Net Assets, end of period
($ x 1,000)	16,276		13,365	12,340	5,495	8,146		86

a	From December 15, 2008 (commencement of initial offering) to August 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

The Fund 43

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 28, 2014		Period Ended
Class Y Shares	(Unaudited)		August 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	13.22		13.70
Investment Operations:
Investment income—net[b]	.29		.09
Net realized and unrealized
gain (loss) on investments	.49		(.48)
Total from Investment Operations	.78		(.39)
Distributions:
Dividends from investment income—net	(.29)		(.09)
Net asset value, end of period	13.71		13.22
Total Return (%)[c]	5.94		(2.86)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.65		.74
Ratio of net expenses to average net assets[d]	.45		.45
Ratio of interest and expense related to floating
rate notes issued to average net assets[d]	.01		.00 [e]
Ratio of net investment income
to average net assets[d]	4.32		4.13
Portfolio Turnover Rate	10.01	[c]	34.19
Net Assets, end of period ($ x 1,000)	1		1

a	From July 1, 2013, (commencement of initial offering) to August 31, 2013.
b	Based on average shares outstanding each month end.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

Six Months Ended
February 28, 2014				Year Ended August 31,
Class Z Shares	(Unaudited)		2013	2012	2011	2010		2009
Per Share Data ($):
Net asset value,
beginning of period	13.22		14.28	13.44	13.82	13.11		13.23
Investment Operations:
Investment income—net[a]	.28		.50	.55	.61	.62		.62
Net realized and unrealized
gain (loss) on investments	.49		(1.06)	.84	(.39)	.70		(.12)
Total from Investment Operations	.77		(.56)	1.39	.22	1.32		.50
Distributions:
Dividends from
investment income—net	(.28)		(.50)	(.55)	(.60)	(.61)		(.62)
Net asset value, end of period	13.71		13.22	14.28	13.44	13.82		13.11
Total Return (%)	5.89	[b]	(4.12)	10.54	1.80	10.34		4.12
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73	[c]	.72	.76	.75	.74		.77
Ratio of net expenses
to average net assets	.51	[c]	.49	.50	.50	.48		.45
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	[c]	.00 [d]	—	—	.00	[d]	—
Ratio of net investment income
to average net assets	4.23	[c]	3.53	3.98	4.60	4.60		4.97
Portfolio Turnover Rate	10.01	[b]	34.19	22.11	22.31	20.53		31.77
Net Assets, end of period
($ x 1,000)	200,656		201,872	238,329	225,584	246,699		232,390

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	Amount represents less than .01%.

See notes to financial statements.

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus AMT-Free Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on April 12, 2013, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of Dreyfus State Municipal Bond Funds, Dreyfus Maryland Fund (“Maryland Fund”) were transferred to the fund in exchange for corresponding classes of shares of Common Stock of the fund of equal value.The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Class A and Class C shares of Maryland Fund received Class A and Class C shares of the fund, respectively, in each case in an amount equal to the aggregate net asset value of their investment in Maryland Fund at the time of the exchange.The exchange ratio for each class of shares was as follows: Class A—.87 to 1 and Class C—.87 to 1.The net asset value of the fund’s shares on the close of business April 12, 2013, after the reorganization was $14.36 for Class A and $14.36 for Class C, and a total of 10,157,666 Class A and 383,790 Class C shares were issued to shareholders of Maryland Fund in the exchange.

As of the close of business on April 19, 2013, pursuant to an Agreement and Plan of Reorganization previously approved by the Board, all of the assets, subject to the liabilities, of Dreyfus State Municipal Bond Funds, Dreyfus Minnesota Fund (“Minnesota Fund”)

were transferred to the fund in exchange for corresponding classes of shares of Common Stock of the fund of equal value.The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Class A and Class C shares of Minnesota Fund received Class A and Class C shares of the fund, respectively, in each case in an amount equal to the aggregate net asset value of their investment in Minnesota Fund at the time of the exchange. The exchange ratio for each class of shares was as follows: Class A—1.06 to 1 and Class C—1.07 to 1.The net asset value of the fund’s shares on the close of business April 19, 2013, after the reorganization was $14.37 for Class A and $14.37 for Class C, and a total of 6,701,400 Class A and 390,610 Class C shares were issued to shareholders of Minnesota Fund in the exchange.

As of the close of business on April 26, 2013, pursuant to an Agreement and Plan of Reorganization previously approved by the Board, all of the assets, subject to the liabilities, of Dreyfus State Municipal Bond Funds, Dreyfus Ohio Fund (“Ohio Fund”) were transferred to the fund in exchange for corresponding classes of shares of Common Stock of the fund of equal value.The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Class A and Class C shares of Ohio Fund received Class A and Class C shares of the fund, respectively, in each case in an amount equal to the aggregate net asset value of their investment in Ohio Fund at the time of the exchange.The exchange ratio for each class of shares was as follows: Class A—.89 to 1 and Class C—.89 to 1.The net asset value of the fund’s shares on the close of business April 26, 2013, after the reorganization was $14.37 for Class A and $14.37 for Class C, and a total of 8,802,279 Class A and 442,809 Class C shares were issued to shareholders of Ohio Fund in the exchange

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 1 billion shares of $.001 par value Common Stock. The fund currently offers five classes of shares: Class A (200 million shares

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

authorized), Class C (200 million shares authorized), Class I (100 million shares authorized), Class Y (100 million shares authorized) and Class Z (400 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are offered at net asset value generally to institutional investors. Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of February 28, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Fund 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	783,014,122	—	783,014,122

†	See Statement of Investments for additional detailed categorizations.

At February 28, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 8/31/2013	1,130,246
Realized gain (loss)	(2,750,978)
Change in unrealized appreciation (depreciation)	554,478
Purchases	—
Sales	1,066,254
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 2/28/2014	—
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 2/28/2014	—

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The Fund 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $10,802,160 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2013. If not applied, $3,176,230 of the carryover expires in fiscal year 2017, $5,287,194 expires in fiscal year 2018 and $2,338,736 expires in fiscal year 2019.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2013 was as follows: tax-exempt income $22,811,873 and ordinary income $50,045.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2014, the fund did not borrow under the Facilities.

The Fund 53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed, from September 1, 2013 through January 1, 2015 to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. The Manager may terminate this agreement upon at least 90 days prior notice to shareholders, but has committed not to do so until at least January 1, 2015.The reduction in expenses, pursuant to the agreement, amounted to $941,033 during the period ended February 28, 2014.

During the period ended February 28, 2014, the Distributor retained $2,546 from commissions earned on sales of the fund’s Class A shares and $4,490 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2014, Class C shares were charged $98,723 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2014, Class A and Class C shares were charged $690,350 and $32,908, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class Z Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, providing reports and other information, and services related to the maintenance of Class Z shareholder accounts. During the period ended February 28, 2014, Class Z shares were charged $46,708 pursuant to the Class Z Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2014, the fund was charged $55,904 for transfer agency services and $2,997 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $265.

The Fund 55

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2014, the fund was charged $16,649 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement that was in effect until September 30, 2013 and, beginning October 1, 2013, compensates The Bank of New York Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended February 28, 2014, the fund was charged $1,913 pursuant to the agreements, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 28, 2014, the fund was charged $4,551 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $360,589, Distribution Plan fees $13,973, Shareholder Services Plan fees $124,635, custodian fees $27,357, Chief Compliance Officer fees $1,523 and transfer agency fees $35,522, which are offset against an expense reimbursement currently in effect in the amount of $156,163.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities during the period ended February 28, 2014, amounted to $78,939,274 and $142,992,687, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.At February 28, 2014, there were no floating rate notes outstanding.

The average amount of borrowings outstanding under the inverse floater structure during the period ended February 28, 2014, was approximately $6,250,000, with a related weighted average annualized interest rate of .84%.

At February 28, 2014, accumulated net unrealized appreciation on investments was $33,987,110, consisting of $50,041,455 gross unrealized appreciation and $16,054,345 gross unrealized depreciation.

At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 57

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 4-5, 2013, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe. Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.

The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, except for the five-year period when the fund’s performance was below the Performance Group median and at the Performance Universe median.The Board also noted that the fund’s yield performance was at or above the Performance Group median for seven of the ten one-year periods ended September 30th and above the Performance Universe median for nine of the ten one-year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board

The Fund 59

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group and Expense Universe medians (lowest in the Expense Group).

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the direct expenses of the fund so that annual fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.45%.They also noted that Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors but has committed not to do so until at least January 1, 2015.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund 61

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

NOTES

Dreyfus BASIC
Municipal Money
Market Fund

SEMIANNUAL REPORT February 28, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
21	Financial Highlights
22	Notes to Financial Statements
29	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
Municipal Money
Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC Municipal Money Market Fund, covering the six-month period from September 1, 2013, through February 28, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The past six months proved volatile for many fixed-income investments in light of a sustained economic recovery and a shift by the Federal Reserve Board (the “Fed”) to a more moderately accommodative monetary policy. However, as they have been for the past several years, short-term interest rates and yields of money market instruments remained anchored near historical lows by an unchanged overnight federal funds rate.

The Fed has reiterated that short-term rates are likely to remain near current levels for some time to come. In this environment, we believe that the domestic economy will continue to strengthen, which could push long-term interest rates higher. We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
March 17, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2013, through February 28, 2014, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended February 28, 2014, Dreyfus BASIC Municipal Money Market Fund produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.00%.1

Despite mounting evidence of a sustained U.S. economic recovery, the overnight federal funds rate was left unchanged in a range between 0% and 0.25%, and tax-exempt money market yields remained near historical lows throughout the reporting period.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal income taxes.The fund may also invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund may invest temporarily in high-quality, taxable money market instruments when the portfolio manager believes acceptable municipal obligations are not available for investment.

A Sustained Economic Recovery Gained Traction

Economic conditions continued to improve over the reporting period as U.S. GDP achieved a 4.1% annualized growth rate for the third quarter of 2013 and 2.6% in the fourth quarter amid falling unemployment, rebounding housing markets, increased manufacturing activity, and an aggressively accommodative monetary policy from the Federal Reserve Board (the “Fed”). Although harsh winter weather was expected to dampen the economic growth rate over the first quarter of 2014, most economists

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

believe that more robust growth should resume as the recovery progresses.After rising sharply in the months prior to the reporting period, longer term interest rates continued to experience heightened volatility, but they generally ended the reporting period close to where they began.

The Fed left short-term interest rates unchanged near historical lows, but monetary policymakers began to back away from their massive, open-ended quantitative easing program involving monthly purchases of U.S. government securities. Investors responded nervously over the reporting period’s first half to uncertainty surrounding the timing and magnitude of the Fed’s tapering plans, but that uncertainty was largely resolved in December when the Fed implemented the first of a series of gradual reductions in its bond purchasing program.

The municipal money markets also were influenced by supply-and-demand factors. Demand remained strong for a limited supply of tax-exempt securities, including from nontraditional buyers, such as intermediate bond funds, seeking attractive tax-exempt yields compared to those provided by taxable securities. However, individual investors mostly remained focused on longer term municipal bonds with higher yields. In this environment, yields of high-quality, one-year municipal notes remained low, and rates on variable rate demand notes (“VRDNs”) stayed stable amid steady demand from taxable money market funds seeking to comply with more stringent liquidity requirements.

Despite a bankruptcy filing by the city of Detroit over the summer of 2013 and media reports detailing Puerto Rico’s economic and fiscal woes in September, municipal credit quality generally continued to improve as higher tax revenues enabled most states and municipalities to balance their budgets and replenish reserves.

Credit Selection Remained Paramount

Most municipal money market funds have maintained short weighted average maturities compared to historical averages due to ongoing regulatory uncertainty and narrow yield differences along the tax-exempt money market’s maturity range. The fund was no exception, as we generally maintained its weighted average maturity in a position that was consistent with industry averages.

4

As always, well-researched credit selection remained paramount during the reporting period. We continued to favor state general obligation bonds; essential service revenue bonds backed by water, sewer, and electric facilities; certain local credits with strong financial positions and stable tax bases; and health care and education issuers with stable credit characteristics.We generally shied away from instruments issued by localities that depend heavily on state aid.

Short-Term Rates Likely to Stay Low

The Fed made two modest cuts in its monthly bond purchases over the second half of the reporting period, marking the start of what is expected to be a series of measured reductions in its quantitative easing program. However, the Fed also has made clear that short-term interest rates are likely to remain low for some time to come. Consequently, in our judgment, the prudent course continues to be an emphasis on preservation of capital and liquidity.

March 17, 2014

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation, pursuant to an agreement in effect until such time as shareholders are given at least 90 days’ notice and which Dreyfus has committed will remain in place until at least January 1,
2015. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. If your account balance is less than $50,000, your account may be subject to exchange fees, account closeout fees, and wire and Dreyfus TeleTransfer redemption fees each in the amount of $5.00, as well as a checkwriting fee of $2.00. None of these fees are shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC Municipal Money Market Fund from September 1, 2013 to February 28, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2014

Expenses paid per $1,000†	$.99
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2014

Expenses paid per $1,000†	$1.00
Ending value (after expenses)	$1,023.80

† Expenses are equal to the fund’s annualized expense ratio of .20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

February 28, 2014 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.9%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—3.2%
Birmingham Special Care Facilities
Financing Authority, Revenue,
Refunding (Methodist Home for
the Aging Project) (LOC; Branch
Banking and Trust Company)	0.08	3/7/14	690,000	[a]	690,000
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.03	3/3/14	1,200,000	[a]	1,200,000
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.07	3/7/14	1,000,000	[a,b]	1,000,000
Arizona—3.9%
Arizona Health Facilities
Authority, Revenue (Community
Behavioral Health Properties
of Southern Arizona Project)
(LOC; Wells Fargo Bank)	0.14	3/7/14	555,000	[a]	555,000
Yavapai County Industrial
Development Authority, Revenue
(Skanon Investments, Inc.—Drake
Cement Project) (LOC; Citibank NA)	0.06	3/7/14	2,950,000	[a,b]	2,950,000
Georgia—3.0%
Atlanta Urban Residental Finance
Authority, MFHR (West End
Housing Development Project)
(LOC; FNMA)	0.19	3/7/14	500,000	[a]	500,000
DeKalb Private Hospital Authority,
RAC (Children’s Healthcare
of Atlanta, Inc. Project)
(Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.07	3/7/14	300,000	[a]	300,000
Douglas County Development
Authority, Revenue (Colonial
Hills School Property, LLC
Project) (LOC; Branch Banking
and Trust Company)	0.06	3/7/14	570,000	[a]	570,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia (continued)
Gwinnett County Development
Authority, IDR (KMD Group, LLC
Project) (LOC; Branch Banking
and Trust Company)	0.18	3/7/14	1,330,000	[a,b]	1,330,000
Illinois—15.4%
Des Plaines,
IDR (Montana Metals Products
Properties, L.L.C. Project)
(LOC; JPMorgan Chase Bank)	0.29	3/7/14	695,000	[a,b]	695,000
Illinois Development Finance
Authority, Revenue (Presbyterian
Homes Two Arbor Lane Project)
(LOC; Northern Trust Company)	0.04	3/7/14	2,000,000	[a]	2,000,000
Illinois Finance Authority,
IDR (Pollmann North America, Inc.
Project) (LOC; PNC Bank NA)	0.09	3/7/14	2,410,000	[a,b]	2,410,000
Illinois Finance Authority,
Revenue (INX International Ink
Company Project) (LOC;
JPMorgan Chase Bank)	0.09	3/7/14	1,800,000	[a,b]	1,800,000
Illinois Housing Development
Authority, MFHR (Mattoon
Towers Project) (LOC; FHLB)	0.09	3/7/14	2,800,000	[a]	2,800,000
Lake County,
IDR (Northpoint Associates,
L.L.C. Project) (LOC; Northern
Trust Company)	0.09	3/7/14	1,200,000	[a,b]	1,200,000
Libertyville,
Industrial Project Revenue
(Fabrication Technologies, Inc.
Project) (LOC; Bank of America)	0.21	3/7/14	1,525,000	[a,b]	1,525,000
Upper Illinois River Valley
Development Authority, IDR
(Cathy Asta Enterprises, LLC
Project) (LOC; Bank of America)	0.19	3/7/14	1,335,000	[a,b]	1,335,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Indiana—2.8%
Indiana Bond Bank,
Advance Funding Program Notes
(Liquidity Facility; JPMorgan
Chase Bank)	1.25	1/6/15	1,000,000		1,008,491
Vigo County,
EDR (Wabash Valley
Packaging Corporation/Phoenix
Projects, LLC Project)
(LOC; Wells Fargo Bank)	0.24	3/7/14	1,500,000	[a,b]	1,500,000
Iowa—1.3%
Des Moines,
GO Notes, Refunding
(Capital Loan)	5.00	6/1/14	1,150,000		1,163,834
Kentucky—2.5%
Christian County,
Industrial Building Revenue
(Audubon Area Community
Services, Inc. Project)
(LOC; Branch Banking
and Trust Company)	0.07	3/7/14	2,250,000	[a,b]	2,250,000
Louisiana—3.1%
Ascension Parish,
Revenue (BASF
Corporation Project)	0.19	3/7/14	2,800,000	[a,b]	2,800,000
Maine—.8%
Gorham,
Revenue (Montalvo
Properties, LLC Project)
(LOC; TD Bank)	0.21	3/7/14	700,000	[a,b]	700,000
Maryland—2.5%
Maryland Economic Development
Corporation, Revenue
(Chesapeake Advertising
Facility) (LOC; M&T Trust)	0.28	3/7/14	1,090,000	[a]	1,090,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland (continued)
Maryland Industrial Development
Financing Authority, EDR
(Hardwire, LLC Project)
(LOC; Bank of America)	0.21	3/7/14	1,000,000	[a,b]	1,000,000
Maryland Water Quality Financing
Administration, Revolving
Loan Fund Revenue	5.00	3/1/14	200,000		200,051
Michigan—.5%
Michigan Strategic Fund,
LOR (Lions Bear Lake Camp
Project) (LOC; PNC Bank NA)	0.12	3/7/14	450,000	[a,b]	450,000
Minnesota—5.5%
Minneapolis,
GO Notes (Various Purpose)	2.00	12/1/14	310,000		313,958
Minneapolis,
MFHR (Saint Hedwig’s Assisted
Living Project) (LOC; Wells
Fargo Bank)	0.14	3/7/14	620,000	[a]	620,000
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	1.00	1/1/15	1,200,000		1,207,514
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S. Bank NA)	0.22	3/7/14	2,775,000	[a,b]	2,775,000
Mississippi—1.8%
Jackson County,
Port Facility Revenue, Refunding
(Chevron U.S.A. Inc. Project)	0.03	3/3/14	1,600,000	[a,b]	1,600,000
Missouri—1.3%
Bridgeton Industrial Development
Authority, Private Activity
Revenue (Formtek Metal
Processing, Inc. Project)
(LOC; Bank of America)	0.21	3/7/14	500,000	[a,b]	500,000
Missouri Development Finance
Board, IDR (Duke Manufacturing
Company Project) (LOC;
Bank of America)	0.21	3/7/14	500,000	[a,b]	500,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri (continued)
Springfield Industrial Development
Authority, MFHR, Refunding
(Pebblecreek Apartments
Project) (LOC; FHLB)	0.14	3/7/14	205,000	[a]	205,000
New Hampshire—.9%
New Hampshire Business Finance
Authority, Industrial Facility
Revenue (Luminescent
Systems, Inc. Issue)
(LOC; HSBC Bank USA)	0.20	3/7/14	800,000	[a,b]	800,000
New Jersey—2.6%
Monroe Township,
GO Notes, BAN	1.00	2/6/15	1,000,000		1,007,102
New Jersey Environmental
Infrastructure Trust,
Wastewater Treatment
Revenue, Refunding
(Financing Program)	5.00	9/1/14	300,000		307,122
North Wildwood,
GO Notes, BAN	1.00	8/27/14	1,000,000		1,001,506
New York—3.9%
East Rockaway Union Free
School District,
GO Notes, TAN	1.25	6/20/14	1,000,000		1,001,967
Northern Adirondack Central School
District at Ellenburg, GO
Notes, BAN	2.00	6/26/14	1,000,000		1,004,694
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties—Vanderbilt/Larned
Project) (LOC; M&T Trust)	0.07	3/7/14	1,515,000	[a]	1,515,000
North Carolina—.3%
Catawba County,
Recreational Facilities
Lease Revenue (Catawba
Valley YMCA Project)
(LOC; Wells Fargo Bank)	0.14	3/7/14	280,000	[a]	280,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio—3.1%
Dayton City School District,
School Facilities Construction
and Improvement Unlimited
Tax Refunding Notes	1.25	10/15/14	1,500,000		1,508,873
Union Township,
GO Notes, BAN (Various Purpose)	1.50	9/10/14	1,300,000		1,307,182
Oklahoma—2.2%
Oklahoma Turnpike Authority,
Turnpike System Second Senior
Revenue, Refunding (Citigroup
ROCS, Series RR II R-11985)
(Liquidity Facility; Citibank NA)	0.06	3/7/14	2,000,000	[a,c,d]	2,000,000
Oregon—1.0%
Oregon,
EDR (Oregon Precision
Industries, Inc. Project)
(LOC; Bank of America)	0.20	3/7/14	875,000	[a,b]	875,000
Pennsylvania—12.1%
Allegheny County Industrial
Development Authority,
Commercial Development
Revenue, Refunding (Two
Marquis Plaza Project)
(LOC; PNC Bank NA)	0.12	3/7/14	420,000	[a,b]	420,000
Beaver County Industrial
Development Authority, EIR
(BASF Corporation Project)	0.19	3/7/14	1,000,000	[a,b]	1,000,000
Deutsche Bank Spears/Lifers
Trust (Series DBE-1021)
(Pennsylvania Higher Education
Facilities Authority, Revenue
(Student Association, Inc.
Student Housing Project at
California University of
Pennsylvania)) (Liquidity
Facility; Deutsche Bank AG
and LOC; Deutsche Bank AG)	0.13	3/7/14	990,000	[a,c,d]	990,000

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Montgomery County Industrial
Development Authority,
Revenue (Recigno
Laboratories, Inc. Project)
(LOC; Wells Fargo Bank)	0.24	3/7/14	1,445,000	[a,b]	1,445,000
Pennsylvania Economic Development
Financing Authority, EDR
(Gish Logging, Inc. Project)
(LOC; PNC Bank NA)	0.15	3/7/14	400,000	[a,b]	400,000
Pennsylvania Economic Development
Financing Authority, EDR
(Paul Klinge A/S Project)
(LOC; PNC Bank NA)	0.15	3/7/14	500,000	[a,b]	500,000
Pennsylvania Economic Development
Financing Authority, EDR
(Philadelphia Area Independent
School Business Officers Association
Financing Program—Plymouth
Meeting Friends School Project)
(LOC; PNC Bank NA)	0.12	3/7/14	500,000	[a,b]	500,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.18	3/7/14	5,000,000	[a]	5,000,000
Upper Dauphin Industrial
Development Authority, Revenue
(Pennsylvania Independent
Colleges and University
Research Center Project)
(LOC; M&T Trust)	0.15	3/7/14	600,000	[a]	600,000
Texas—10.8%
Atascosa County Industrial
Development Corporation, PCR,
Refunding (San Miguel Electric
Cooperative, Inc. Project)
(LOC; National Rural Utilities
Cooperative Finance Corporation)	0.10	3/7/14	2,000,000	[a]	2,000,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Deutsche Bank Spears/Lifers Trust
(Series DBE-482) (Red River
Education Financing Corporation,
Higher Education Revenue
(Texas Christian University
Project)) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.13	3/7/14	4,000,000	[a,c,d]	4,000,000
Harris County Cultural Education
Facilities Finance Corporation, HR
(Texas Children’s Hospital Project)
(Citigroup ROCS, Series RR II
R-11821) (Liquidity Facility;
Citibank NA)	0.09	3/7/14	1,000,000	[a,c,d]	1,000,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster
Area Revenue (Jefferson
Refinery, L.L.C. Project)
(LOC; Branch Banking
and Trust Company)	0.65	4/15/14	1,650,000		1,650,000
Texas,
TRAN	2.00	8/28/14	1,000,000		1,009,055
Utah—.4%
Ogden City Redevelopment Agency,
Tax Increment Revenue (LOC;
Wells Fargo Bank)	0.14	3/7/14	320,000	[a,b]	320,000
Virginia—2.7%
Emporia Industrial Development
Authority, IDR (Toll VA III, L.P.
Project) (LOC; Bank of America)	0.16	3/7/14	2,420,000	[a,b]	2,420,000
Washington—5.9%
Port of Chehalis Industrial
Development Corporation,
Industrial Revenue (JLT
Holding, LLC Project)
(LOC; Wells Fargo Bank)	0.19	3/7/14	1,930,000	[a,b]	1,930,000

14

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Washington (continued)
Squaxin Island Tribe,
Tribal Infrastructure Revenue
(LOC; Bank of America)	0.21	3/7/14	1,140,000	[a]	1,140,000
Washington Economic Development
Finance Authority, EDR (Skagit
Valley Publishing Project)
(LOC; U.S. Bank NA)	0.19	3/7/14	895,000	[a,b]	895,000
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Nikkei Manor Project)
(LOC; Bank of America)	0.26	3/7/14	675,000	[a]	675,000
Washington Housing Finance
Commission, Nonprofit Revenue
(District Council Number Five
Apprenticeship and Training
Trust Fund Project) (LOC;
Wells Fargo Bank)	0.14	3/7/14	470,000	[a]	470,000
Washington Housing Finance
Commission, Nonprofit Revenue
(The Evergreen School Project)
(LOC; Wells Fargo Bank)	0.14	3/7/14	200,000	[a]	200,000
Wisconsin—6.4%
River Falls,
IDR (M&O Properties, LLC
Project) (LOC; U.S. Bank NA)	0.21	3/7/14	735,000	[a,b]	735,000
Waupaca,
IDR (Gusmer Enterprises, Inc.
Project) (LOC; Wells Fargo Bank)	0.24	3/7/14	2,010,000	[a,b]	2,010,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(16th Street Community Health
Center, Inc.) (LOC; JPMorgan
Chase Bank)	0.06	3/7/14	1,000,000	[a]	1,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Shady Lane, Inc. Project)
(LOC; U.S. Bank NA)	0.09	3/7/14	1,000,000	[a]	1,000,000

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Wisconsin (continued)
Wisconsin School Districts,
Cash Flow Administration
Program Participation Notes	1.00	10/10/14	1,000,000	1,004,260

Total Investments (cost $89,665,609)			99.9%	89,665,609
Cash and Receivables (Net)			.1%	72,900
Net Assets			100.0%	89,738,509

a Variable rate demand note—rate shown is the interest rate in effect at February 28, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At February 28, 2014, the fund had $42,570,000 or 47.4% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from industrial revenue.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At February 28, 2014, these securities amounted to $7,990,000 or 8.9% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Industrial	47.4	Resource Recovery	1.9
Education	11.9	Utility-Water and Sewer	1.9
Utility-Electric	9.1	County	1.5
Health Care	7.3	State/Territory	1.5
Housing	6.1	Special Tax	1.1
City	3.5	Other	4.5
Transportation Services	2.2		99.9

† Based on net assets.

16

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Fund 17

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	89,665,609	89,665,609
Cash		7,487
Interest receivable		98,335
Prepaid expenses		11,275
		89,782,706
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		9,614
Payable for shares of Common Stock redeemed		2
Accrued expenses		34,581
		44,197
Net Assets ($)		89,738,509
Composition of Net Assets ($):
Paid-in capital		89,738,509
Net Assets ($)		89,738,509
Shares Outstanding
(3 billion shares of $.001 par value Common Stock authorized)		89,738,509
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

18

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2014 (Unaudited)

Investment Income ($):
Interest Income	92,240
Expenses:
Management fee—Note 2(a)	228,304
Shareholder servicing costs—Note 2(b)	28,244
Professional fees	23,967
Registration fees	9,900
Custodian fees—Note 2(b)	7,474
Prospectus and shareholders’ reports	3,581
Directors’ fees and expenses—Note 2(c)	1,084
Miscellaneous	13,733
Total Expenses	316,287
Less—reduction in expenses due to undertakings—Note 2(a)	(224,026)
Less—reduction in fees due to earnings credits—Note 2(b)	(26)
Net Expenses	92,235
Investment Income—Net, representing net increase
in net assets resulting from operations	5

See notes to financial statements.

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013
Operations ($):
Investment Income-Net, representing
net increase in net assets
resulting from operations	5	10
Dividends to Shareholders from ($):
Investment income—net	(5)	(166)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	10,423,384	23,098,572
Dividends reinvested	5	161
Cost of shares redeemed	(11,662,815)	(27,158,422)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(1,239,426)	(4,059,689)
Total Increase (Decrease) in Net Assets	(1,239,426)	(4,059,845)
Net Assets ($):
Beginning of Period	90,977,935	95,037,780
End of Period	89,738,509	90,977,935

See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2014					Year Ended August 31,
	(Unaudited)		2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.011
Distributions:
Dividends from
investment income—net	(.000)	[a]	(.000)	[a]	(.000)	[a]	(.000)[a]		(.000)[a]		(.011)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.01		1.12
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.69	[c]	.71		.70		.67		.62		.65
Ratio of net expenses
to average net assets	.20	[c]	.26		.25		.36		.40		.44
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.02		1.15
Net Assets, end of period
($ x 1,000)	89,739		90,978		95,038		148,726		186,194		298,064

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC Municipal Money Market Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series including the fund.The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

22

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	89,665,609
Level 3—Significant Unobservable Inputs	—
Total	89,665,609

†	See Statement of Investments for additional detailed categorizations.

At February 28, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis.

24

Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2013 was as follows: tax-exempt income $10 and long-term capital gains $156.The tax character of current year distributions will be determined at the end of the current fiscal year.

At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed, from September 1, 2013 through January 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund so that annual fund operating expenses do not exceed .45% of the value of the fund’s average daily net assets.The Manager may terminate this agreement upon at least 90 days notice to shareholders, but has committed not to do so until at least January 1, 2015. The reduction in expenses, pursuant to the undertaking, amounted to $110,787 during the period ended February 28, 2014.

The Manager has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $113,239 during the period ended February 28, 2014.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 2014, the fund was charged $20,966 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash

26

balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2014, the fund was charged $6,354 for transfer agency services and $295 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $26.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2014, the fund was charged $7,474 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement that was in effect until September 30, 2013 and, beginning October 1, 2013, compensates The Bank of New York Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended February 28, 2014, the fund was charged $190 pursuant to the agreements, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 28, 2014, the fund was charged $4,551 for services performed by the Chief Compliance Officer and his staff.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $34,702, Shareholder Services Plan fees $3,000, custodian fees $5,780, Chief Compliance Officer fees $1,523 and transfer agency fees $202, which are offset against an expense reimbursement currently in effect in the amount of $35,593.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended February 28, 2014, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $1,500,000 and $20,745,000, respectively.

28

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 4-5, 2013, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe. Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.

The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods except for the five- and ten-year periods when the fund’s performance was at or above the Performance Group and Performance Universe medians. The Board noted that in each period that the fund’s performance was below the Performance Group and Performance Universe medians, it was only one or two basis points lower.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians (lowest in the Expense Group) and the fund’s total expenses were above the Expense Group and Expense Universe medians.

30

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until January 1, 2015, so that annual direct fund operating expenses (excluding shareholder services fees, taxes, brokerage commissions and extraordinary expenses) do not exceed .45% of the fund’s average daily net assets; after January 1, 2015, Dreyfus may terminate this expense limitation upon at least 90 days’ notice to investors.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

32

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 33

Dreyfus
High Yield Municipal
Bond Fund

SEMIANNUAL REPORT February 28, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
23	Financial Highlights
28	Notes to Financial Statements
38	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
High Yield Municipal
Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus High Yield Municipal Bond Fund, covering the six-month period from September 1, 2013, through February 28, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds generally stabilized over the past six months in the wake of previously heightened volatility, enabling them to post solidly positive total returns, on average, for the reporting period. Investors generally took the Federal Reserve Board’s gradual shift to a more moderately accommodative monetary policy in stride, investor demand rebounded while the supply of newly issued securities ebbed, and most states and municipalities saw improved credit conditions in the recovering U.S. economy.

We remain cautiously optimistic regarding the municipal bond market’s prospects over the months ahead.We expect the domestic economy to continue to strengthen over the next year, which could support higher tax revenues for most states and municipalities.We also anticipate rising demand for a limited supply of securities as more income-oriented investors seek the tax advantages of municipal bonds. However, municipal bonds could prove sensitive to rising long-term interest rates as the economic recovery gains additional traction.As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
March 17, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2013, through February 28, 2014, as provided by Daniel Barton and Jeffrey Burger, Co-Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 28, 2014, Dreyfus High Yield Municipal Bond Fund’s Class A shares achieved a 6.72% total return, Class C shares returned 6.31%, Class I shares returned 6.87%, ClassY shares returned 6.87%, and Class Z shares returned 6.67%.1 The fund’s benchmark, the Barclays Municipal Bond Index (the “Index”), which, unlike the fund, does not include securities rated below investment grade, produced a total return of 5.71%.2

High yield municipal bonds fared relatively well over the reporting period as investor demand rebounded, the supply of newly issued municipal securities declined, and, with two notable exceptions, credit conditions generally improved in a recovering U.S. economy.The fund produced higher returns than the benchmark, mainly due to its focus on lower rated securities.

The Fund’s Investment Approach

The fund primarily seeks high current income exempt from federal income tax. Secondarily, the fund may seek capital appreciation to the extent consistent with its primary goal.To pursue its goals, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal income tax.The fund normally invests at least 50% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by Dreyfus. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds.The fund may invest up to 50% of its assets in higher-quality municipal bonds rated AAA/Aaa to A, or the unrated equivalent as determined by Dreyfus.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

  Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market;

  Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.The fund seeks to invest in several of these sectors.

Municipal Bonds Rebounded from Earlier Weakness

Municipal bonds struggled during most of 2013 with rising long-term interest rates in a recovering U.S. economy, but the market stabilized over the final four months of the year, and the first two months of 2014 witnessed a significant recovery. Ongoing uncertainty regarding changes in U.S. monetary policy was largely resolved in December when the Federal Reserve Board (the “Fed”) began to taper its quantitative easing program, helping to buoy investor demand. Demand was particularly robust for higher yielding securities, including high yield bonds, as income-oriented investors resumed their reach for competitive yields. Meanwhile, the supply of newly issued municipal bonds declined as fewer issuers refinanced existing debt in the rising interest rate environment.

The economic rebound resulted in better underlying credit conditions for most municipal issuers, as improving tax revenues and reduced spending enabled many states and municipalities to balance their budgets and replenish reserves. However, credit concerns lingered with regard to two major issuers: the City of Detroit and the Commonwealth of Puerto Rico. Detroit filed for bankruptcy protection during the summer of 2013, and in September, Puerto Rico bonds lost value after media reports detailed the U.S. territory’s economic challenges. Consequently, major rating agencies downgraded Puerto Rico general obligation bonds to a below investment grade category.

High Yield Exposure Boosted Relative Performance

The fund’s strong relative performance during the reporting period was fueled mainly by its focus on high yield municipal securities, which rallied strongly as credit

4

conditions improved in the recovering economy. Results were especially robust among bonds backed by revenues from airlines and the states’ settlement of litigation with U.S. tobacco companies. In addition, the fund benefited from overweighted exposure to higher yielding bonds at the longer end of the market’s maturity spectrum.

Although the fund’s holdings of Puerto Rico bonds generally produced positive absolute returns over the reporting period, they lagged market averages. Likewise, bonds with high-grade credit ratings and relatively short maturities hurt the fund’s results compared to its benchmark.

Finding Attractive Values in a Strengthening Market

We believe that recently improved market trends have been driven, in part, by investors returning their focus to market and issuer fundamentals now that the Fed has begun to taper its quantitative easing program. Over the longer term, improved credit conditions and restored demand from investors seeking relief from higher taxes may continue to lift municipal bond valuations.

In this environment, our credit research efforts have continued to find opportunities among higher yielding, lower rated municipal bonds that, in our analysis, may have been temporarily mispriced by the market.At the same time, we have maintained our focus on the higher yields provided by bonds with longer maturities.

March 17, 2014

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

1 Total return includes reinvestment of dividends and any capital gains paid. It does not include the maximum initial sales charge in the case of Class A shares, and the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Class Z, Class I, and ClassY shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.
Capital gains, if any, are fully taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus High Yield Municipal Bond Fund from September 1, 2013 to February 28, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2014

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$5.38	$9.31	$4.10	$4.15	$4.92
Ending value (after expenses)	$1,067.20	$1,063.10	$1,068.70	$1,068.70	$1,066.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2014

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$5.26	$9.10	$4.01	$4.06	$4.81
Ending value (after expenses)	$1,019.59	$1,015.77	$1,020.83	$1,020.78	$1,020.03

† Expenses are equal to the fund’s annualized expense ratio of 1.05% for Class A, 1.82% for Class C, .80% for
Class I, .81% for ClassY and .96% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

February 28, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.0%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—2.8%
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/20	1,500,000		1,502,115
Jefferson County,
Senior Lien Sewer Revenue
Warrants (Insured; Assured
Guaranty Municipal Corp.)	0/6.60	10/1/42	5,000,000	[a]	2,796,900
Alaska—2.4%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/32	1,000,000		784,280
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	4,150,000		2,940,399
Arizona—5.4%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	3,000,000		3,467,670
Pima County Industrial Development
Authority, Education
Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000		2,354,357
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,000,000		2,505,570
California—9.5%
California,
GO (Various Purpose)	6.50	4/1/33	2,000,000		2,446,060
California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/31	1,000,000		1,147,730
California State Public Works
Board, LR (Various
Capital Projects)	5.13	10/1/31	1,000,000		1,083,550
California Statewide Communities
Development Authority,
Revenue (Bentley School)	7.00	7/1/40	1,075,000		1,169,063

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Statewide Communities
Development Authority, Revenue
(California Baptist University)	6.38	11/1/43	2,000,000		2,021,340
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	1,000,000		1,133,090
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	1,500,000		1,693,785
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (Mission Bay South
Redevelopment Project)	6.63	8/1/39	2,000,000		2,232,520
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	2,200,000		1,704,318
Connecticut—1.9%
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	1,500,000		1,701,570
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	1,235,000		1,236,494
Florida—5.6%
Davie,
Educational Facilities Revenue
(Nova Southeastern
University Project)	5.63	4/1/43	1,000,000		1,039,610
Jacksonville Economic Development
Commission, Health Care Facilities
Revenue (Florida Proton Therapy
Institute Project)	6.25	9/1/27	1,000,000	[b]	1,077,890

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	1,500,000		1,700,805
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School Project)	7.00	7/1/36	4,000,000	[c]	1,200,040
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	2,500,000		2,625,825
Village Community Development
District Number 10, Special
Assessment Revenue	6.00	5/1/44	1,000,000		1,018,430
Georgia—1.2%
Atlanta,
Water and Wastewater
Revenue	6.00	11/1/27	1,500,000		1,802,025
Illinois—10.2%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)	5.63	1/1/35	1,240,000		1,320,154
Chicago,
GO	5.00	1/1/24	1,000,000		1,084,550
Harvey,
GO	5.63	12/1/32	4,000,000		3,086,200
Illinois,
GO	5.50	7/1/38	1,000,000		1,064,140
Illinois,
Sales Tax Revenue	5.00	6/15/24	2,000,000		2,333,820
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	1,000,000		1,074,600
Illinois Finance Authority,
Revenue (Sherman
Health Systems)	5.50	8/1/37	1,500,000		1,593,810
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	6.00	6/1/28	1,000,000		1,144,830

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois (continued)
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University
of Illinois)	5.50	4/1/31	1,000,000		1,099,230
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University
of Illinois)	5.00	4/1/44	1,500,000		1,573,275
Iowa—1.2%
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.25	12/1/25	1,000,000		970,890
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	1,000,000		863,540
Kansas—.4%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed Securities
Program) (Collateralized:
FNMA and GNMA)	6.25	12/1/35	630,000		677,357
Louisiana—5.5%
Lakeshore Villages Master
Community Development District,
Special Assessment Revenue	5.25	7/1/17	4,867,000	[c]	1,921,978
Louisiana,
State Highway Improvement
Revenue	5.00	6/15/26	1,000,000		1,175,440
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	1,500,000		1,610,130
Louisiana Public Facilities
Authority, Revenue (SUSLA
Facilities, Inc. Project)	5.75	7/1/39	4,000,000	[b]	3,671,000
Maine—1.1%
Maine Health and Higher
Educational Facilities Authority,
Revenue (MaineGeneral Medical
Center Issue)	7.50	7/1/32	1,500,000		1,718,025

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland—2.1%
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore Facility)	5.75	9/1/25	3,000,000	3,173,130
Michigan—9.6%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,080,000	1,884,771
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,500,000	1,604,895
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	1,000,000	971,140
Detroit,
Water Supply System Senior
Lien Revenue	5.25	7/1/41	1,000,000	970,970
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.00	7/1/35	2,000,000	2,086,040
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	500,000	549,780
Michigan Strategic Fund,
LOR (State of Michigan Cadillac
Place Office Building Project)	5.00	10/15/19	1,300,000	1,476,228
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	2,990,000	2,810,301
Royal Oak Hospital Finance
Authority, HR (William Beaumont
Hospital Obligated Group)	8.25	9/1/39	2,000,000	2,441,400
Minnesota—1.2%
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.75	11/15/21	1,750,000	1,828,050
New Jersey—5.7%
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	2,000,000	1,802,540

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, IDR (Newark Airport
Marriott Hotel Project)	7.00	10/1/14	10,000		10,176
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental
Airlines, Inc. Project)	5.13	9/15/23	1,000,000		986,990
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	1,000,000		883,370
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	4,000,000	[d]	178,440
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	6,360,000		4,890,013
New Mexico—1.7%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.25	6/1/40	2,200,000		2,346,014
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC,
FNMA and GNMA)	6.15	7/1/35	270,000		287,995
New York—2.0%
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,000,000		1,099,170
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	1,000,000		987,700

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Niagara Area Development
Corporation, Solid Waste
Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	1,000,000		966,850
North Carolina—.7%
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	6.13	11/1/38	1,000,000		1,044,180
Ohio—.9%
Southeastern Ohio Port Authority,
Hospital Facilities Improvement
Revenue (Memorial
Health System Obligated
Group Project)	6.00	12/1/42	1,500,000		1,432,740
Oregon—.7%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue
(Pelton Round Butte Project)	6.38	11/1/33	1,000,000		1,084,580
Pennsylvania—4.1%
Chester County Industrial
Development Authority,
Revenue (Avon Grove
Charter School Project)	6.38	12/15/37	1,020,000		1,037,024
JPMorgan Chase Putters/Drivers
Trust (Series 3916)
(Geisinger Authority,
Health System Revenue
(Geisinger Health System))	5.13	6/1/35	2,000,000	[b,e]	2,092,280
Montgomery County Higher
Education and Health
Authority, First Mortgage
Improvement Revenue
(American Health Foundation/
Montgomery, Inc. Project)	6.88	4/1/36	2,000,000		2,080,340

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000	1,015,060
Texas—10.0%
Austin Convention Enterprises, Inc.,
Convention Center Hotel First Tier
Revenue (Insured; XLCA)	5.25	1/1/18	1,000,000	1,036,880
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	6.00	12/1/30	1,000,000	1,076,830
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(Learjet Inc. Project)	6.15	1/1/16	1,000,000	993,810
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal Improvement Projects)	6.13	7/15/17	800,000	800,416
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal Improvement Projects)	6.50	7/15/30	1,500,000	1,577,805
La Vernia Higher Education
Finance Corporation,
Education Revenue (Knowledge
is Power Program, Inc.)	6.25	8/15/39	2,250,000	2,468,880
North Texas Tollway Authority,
First Tier System
Revenue (Insured;
Assured Guaranty Corp.)	5.75	1/1/40	1,175,000	1,301,947
North Texas Tollway Authority,
Second Tier System Revenue	6.13	1/1/31	3,700,000	3,951,193
Texas Public Finance Authority,
Charter School Finance
Corporation, Education
Revenue (Burnham Wood
Charter School Project)	6.25	9/1/36	2,250,000	2,196,923

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Vermont—.6%
Burlington,
Airport Revenue	3.50	7/1/18	925,000	930,717
Virginia—1.7%
Washington County Industrial
Development Authority, HR
(Mountain States Health Alliance)	7.25	7/1/19	2,335,000	2,597,944
Washington—3.4%
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.50	6/1/27	1,355,000	1,213,457
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.60	6/1/37	1,500,000	1,267,935
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000	1,560,564
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000	1,124,400
U.S. Related—6.4%
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.63	7/1/40	1,765,000	1,780,285
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.00	7/1/33	3,105,000	2,212,344
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/37	1,000,000	844,260
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/24	1,000,000	727,530
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	1,500,000	965,235
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	6.25	7/1/22	2,000,000	1,673,540
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,000,000	1,653,220
Total Long-Term Municipal Investments
(cost $153,275,898)				150,346,687

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—2.6%	Rate (%)	Date	Amount ($)		Value ($)
California—1.9%
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.02	3/3/14	3,000,000	[f]	3,000,000
Massachusetts—.7%
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Harvard University Issue)	0.01	3/3/14	1,000,000	[f]	1,000,000
Total Short-Term Municipal Investments
(cost $4,000,000)					4,000,000

Total Investments (cost $157,275,898)			100.6%		154,346,687
Liabilities, Less Cash and Receivables			(.6%)		(913,346)
Net Assets			100.0%		153,433,341

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At February 28, 2014, these securities were valued at $6,841,170 or 4.5% of net assets.
c Non-income producing—security in default.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Collateral for floating rate borrowings.
f Variable rate demand note—rate shown is the interest rate in effect at February 28, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Health Care	16.7	City	2.7
Education	15.5	Resource Recovery	2.6
Transportation Services	12.4	Pollution Control	2.2
Utility-Water and Sewer	8.9	State/Territory	2.1
Special Tax	6.3	Utility-Electric	1.1
Lease	4.7	County	.7
Housing	4.0	Other	13.1
Asset-Backed	3.9
Industrial	3.7		100.6

†	Based on net assets.

16

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Fund 17

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	157,275,898	154,346,687
Cash		299,906
Interest receivable		2,069,794
Receivable for shares of Common Stock subscribed		3,600
Prepaid expenses		41,416
		156,761,403
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		114,628
Payable for investment securities purchased		2,000,000
Payable for floating rate notes issued—Note 4		1,000,000
Payable for shares of Common Stock redeemed		163,290
Interest and expense payable related
to floating rate notes issued—Note 4		1,737
Accrued expenses		48,407
		3,328,062
Net Assets ($)		153,433,341
Composition of Net Assets ($):
Paid-in capital		187,812,217
Accumulated undistributed investment income—net		74,203
Accumulated net realized gain (loss) on investments		(31,523,868)
Accumulated net unrealized appreciation
(depreciation) on investments		(2,929,211)
Net Assets ($)		153,433,341

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	51,375,363	18,369,255	16,218,917	977	67,468,829
Shares Outstanding	4,532,281	1,618,931	1,432,908	86.28	5,949,248
Net Asset Value
Per Share ($)	11.34	11.35	11.32	11.32	11.34

See notes to financial statements.

18

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2014 (Unaudited)

Investment Income ($):
Interest Income	4,515,476
Expenses:
Management fee—Note 3(a)	444,913
Distribution/Service Plan fees—Note 3(b)	127,169
Shareholder servicing costs—Note 3(c)	114,922
Registration fees	37,627
Professional fees	29,522
Interest and expense related to floating rate notes issued—Note 4	10,140
Prospectus and shareholders’ reports	9,467
Custodian fees—Note 3(c)	5,401
Directors’ fees and expenses—Note 3(d)	5,112
Loan commitment fees—Note 2	952
Miscellaneous	20,188
Total Expenses	805,413
Less—reduction in fees due to earnings credits—Note 3(c)	(48)
Net Expenses	805,365
Investment Income—Net	3,710,111
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(671,370)
Net unrealized appreciation (depreciation) on investments	6,544,524
Net Realized and Unrealized Gain (Loss) on Investments	5,873,154
Net Increase in Net Assets Resulting from Operations	9,583,265

See notes to financial statements.

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013[a]
Operations ($):
Investment income—net	3,710,111	8,194,081
Net realized gain (loss) on investments	(671,370)	790,008
Net unrealized appreciation
(depreciation) on investments	6,544,524	(18,999,032)
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,583,265	(10,014,943)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,146,724)	(2,462,670)
Class C	(408,512)	(947,107)
Class I	(382,817)	(976,835)
Class Y	(25)	(8)
Class Z	(1,717,945)	(3,608,726)
Net realized gain on investments:
Class A	(46,844)	(17,496)
Class C	(19,040)	(7,904)
Class I	(14,191)	(6,374)
Class Y	(1)	—
Class Z	(67,158)	(23,589)
Total Dividends	(3,803,257)	(8,050,709)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	13,157,166	14,064,814
Class C	750,715	3,294,177
Class I	4,562,821	8,568,655
Class Y	—	1,000
Class Z	1,146,917	4,111,025

20

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013[a]
Capital Stock Transactions ($) (continued):
Dividends reinvested:
Class A	835,220	1,834,432
Class C	256,438	556,520
Class I	226,092	555,253
Class Z	1,417,047	2,862,317
Cost of shares redeemed:
Class A	(8,647,832)	(25,207,861)
Class C	(5,161,312)	(9,053,969)
Class I	(4,810,091)	(12,470,840)
Class Z	(9,196,913)	(15,352,820)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(5,463,732)	(26,237,297)
Total Increase (Decrease) in Net Assets	316,276	(44,302,949)
Net Assets ($):
Beginning of Period	153,117,065	197,420,014
End of Period	153,433,341	153,117,065
Undistributed investment income—net	74,203	20,115

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013[a]
Capital Share Transactions:
Class Ab
Shares sold	1,185,144	1,150,451
Shares issued for dividends reinvested	75,216	152,154
Shares redeemed	(785,397)	(2,099,626)
Net Increase (Decrease) in Shares Outstanding	474,963	(797,021)
Class Cb
Shares sold	67,772	270,298
Shares issued for dividends reinvested	23,086	46,224
Shares redeemed	(468,149)	(753,215)
Net Increase (Decrease) in Shares Outstanding	(377,291)	(436,693)
Class I
Shares sold	414,101	702,475
Shares issued for dividends reinvested	20,379	46,197
Shares redeemed	(436,519)	(1,054,549)
Net Increase (Decrease) in Shares Outstanding	(2,039)	(305,877)
Class Y
Shares sold	—	86.28
Class Z
Shares sold	103,247	335,823
Shares issued for dividends reinvested	127,575	237,957
Shares redeemed	(834,773)	(1,290,878)
Net Increase (Decrease) in Shares Outstanding	(603,951)	(717,098)

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended August 31, 2013, 12,054 Class C shares representing $149,785 were exchanged for
12,079 Class A shares.

See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2014				Year Ended August 31,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	10.90		12.11	11.14	11.74	10.64	12.05
Investment Operations:
Investment income—net[a]	.27		.52	.52	.59	.61	.65
Net realized and unrealized
gain (loss) on investments	.45		(1.23)	.98	(.60)	1.08	(1.41)
Total from Investment Operations	.72		(.71)	1.50	(.01)	1.69	(.76)
Distributions:
Dividends from
investment income—net	(.27)		(.50)	(.51)	(.58)	(.59)	(.65)
Dividends from net realized
gain on investments	(.01)		(.00)[b]	(.02)	(.01)	—	—
Total Distributions	(.28)		(.50)	(.53)	(.59)	(.59)	(.65)
Net asset value, end of period	11.34		10.90	12.11	11.14	11.74	10.64
Total Return (%)[c]	6.72	[d]	(6.13)	13.74	(.03)	16.31	(5.80)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05	[e]	1.01	1.02	1.00	.99	1.02
Ratio of net expenses
to average net assets	1.05	[e]	1.01	1.02	1.00	.99	1.02
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	[e]	.00 [f]	.00 [f]	.00 [f]	—	.00 [f]
Ratio of net investment income
to average net assets	5.04	[e]	4.23	4.48	5.35	5.37	6.40
Portfolio Turnover Rate	10.00	[d]	17.40	26.27	41.05	25.26	28.94
Net Assets, end of period
($ x 1,000)	51,375		44,234	58,786	53,785	70,607	58,931

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Amount represents less than .01%.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2014				Year Ended August 31,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	10.91		12.12	11.15	11.75	10.66	12.06
Investment Operations:
Investment income—net[a]	.23		.42	.43	.51	.52	.57
Net realized and unrealized
gain (loss) on investments	.45		(1.22)	.98	(.60)	1.08	(1.41)
Total from Investment Operations	.68		(.80)	1.41	(.09)	1.60	(.84)
Distributions:
Dividends from
investment income—net	(.23)		(.41)	(.42)	(.50)	(.51)	(.56)
Dividends from net realized
gain on investments	(.01)		(.00)[b]	(.02)	(.01)	—	—
Total Distributions	(.24)		(.41)	(.44)	(.51)	(.51)	(.56)
Net asset value, end of period	11.35		10.91	12.12	11.15	11.75	10.66
Total Return (%)[c]	6.31	[d]	(6.82)	12.87	(.77)	15.31	(6.45)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.82	[e]	1.77	1.78	1.75	1.76	1.80
Ratio of net expenses
to average net assets	1.82	[e]	1.77	1.78	1.75	1.76	1.80
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	[e]	.00 [f]	.00 [f]	.00 [f]	—	.00 [f]
Ratio of net investment income
to average net assets	4.18	[e]	3.49	3.72	4.62	4.60	5.63
Portfolio Turnover Rate	10.00	[d]	17.40	26.27	41.05	25.26	28.94
Net Assets, end of period
($ x 1,000)	18,369		21,784	29,494	26,365	32,647	29,579

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Amount represents less than .01%.

See notes to financial statements.

24

Six Months Ended
February 28, 2014				Year Ended August 31,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value,
beginning of period	10.88		12.09	11.12	11.72	10.63	9.15
Investment Operations:
Investment income—net[b]	.29		.55	.54	.63	.66	.49
Net realized and unrealized
gain (loss) on investments	.45		(1.23)	.99	(.61)	1.05	1.46
Total from Investment Operations	.74		(.68)	1.53	.02	1.71	1.95
Distributions:
Dividends from
investment income—net	(.29)		(.53)	(.54)	(.61)	(.62)	(.47)
Dividends from net realized
gain on investments	(.01)		(.00)[c]	(.02)	(.01)	—	—
Total Distributions	(.30)		(.53)	(.56)	(.62)	(.62)	(.47)
Net asset value, end of period	11.32		10.88	12.09	11.12	11.72	10.63
Total Return (%)	6.87	[d]	(5.91)	14.04	.22	16.50	21.80	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.80	[e]	.75	.78	.74	.73	1.17	[e]
Ratio of net expenses
to average net assets	.80	[e]	.75	.78	.74	.72	.75	[e]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	[e]	.00 [f]	.00 [f]	.00 [f]	—	—
Ratio of net investment income
to average net assets	5.30	[e]	4.48	4.70	5.62	5.57	6.69	[e]
Portfolio Turnover Rate	10.00	[d]	17.40	26.27	41.05	25.26	28.94
Net Assets, end of period
($ x 1,000)	16,219		15,619	21,048	12,460	8,577	21

a	From December 15, 2008 (commencement of initial offering) to August 31, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.
f	Amount represents less than .01%.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 28, 2014	Period Ended
Class Y Shares	(Unaudited)	August 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	10.89	11.59
Investment Operations:
Investment income—net[b]	.29	.11
Net realized and unrealized
gain (loss) on investments	.44	(.72)
Total from Investment Operations	.73	(.61)
Distributions:
Dividends from investment income—net	(.29)	(.09)
Dividends from net realized gain on investments	(.01)	—
Total Distributions	(.30)	(.09)
Net asset value, end of period	11.32	10.89
Total Return (%)[c]	6.87	(5.35)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.81	.81
Ratio of net expenses to average net assets[d]	.81	.81
Ratio of interest and expense related to floating
rate notes issued to average net assets[d]	.01	.00 [e]
Ratio of net investment income
to average net assets[d]	5.33	5.62
Portfolio Turnover Rate	10.00 [c]	17.40
Net Assets, end of period ($ x 1,000)	1	1

a	From July 1, 2013 (commencement of initial offering) to August 31, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

26

Six Months Ended
February 28, 2014				Year Ended August 31,
Class Z Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	10.91		12.12	11.14	11.75	10.65	12.05
Investment Operations:
Investment income—net[a]	.28		.53	.53	.60	.63	.67
Net realized and unrealized
gain (loss) on investments	.44		(1.23)	.99	(.61)	1.09	(1.41)
Total from Investment Operations	.72		(.70)	1.52	(.01)	1.72	(.74)
Distributions:
Dividends from
investment income—net	(.28)		(.51)	(.52)	(.59)	(.62)	(.66)
Dividends from net realized
gain on investments	(.01)		(.00)[b]	(.02)	(.01)	—	—
Total Distributions	(.29)		(.51)	(.54)	(.60)	(.62)	(.66)
Net asset value, end of period	11.34		10.91	12.12	11.14	11.75	10.65
Total Return (%)	6.67	[c]	(6.05)	13.92	.05	16.44	(5.64)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96	[d]	.92	.95	.95	.82	.85
Ratio of net expenses
to average net assets	.96	[d]	.92	.95	.95	.82	.84
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	[d]	.00 [e]	.00 [e]	.00 [e]	—	.00 [e]
Ratio of net investment income
to average net assets	5.15	[d]	4.33	4.56	5.45	5.58	6.59
Portfolio Turnover Rate	10.00	[c]	17.40	26.27	41.05	25.26	28.94
Net Assets, end of period
($ x 1,000)	67,469		71,479	88,092	85,868	113,547	122,871

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to seek high current income exempt from federal income tax. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, ClassY and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and ClassY shares are offered at net asset value generally to institutional investors. Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of February 28, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

28

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

30

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	153,146,647	1,200,040	154,346,687
Liabilities ($)
Floating Rate Notes††	—	1,000,000	—	1,000,000

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At February 28, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 8/31/2013	799,720
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	400,320
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 2/28/2014	1,200,040
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 2/28/2014	400,320

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-

32

exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $31,272,962 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2013. If not applied, $715,251 of the carryover expires in fiscal year 2016, $7,033,387 expires in fiscal year 2017, $10,523,962 expires in fiscal year 2018 and $5,919,280 expires in fiscal year 2019.The fund has $2,724,326 of post-enactment short-term capital losses and $4,356,756 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2013 was as follows: tax-exempt income $7,995,346 and ordinary income $55,363.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended February 28, 2014, the Distributor retained $214 from commissions earned on sales of the fund’s Class A shares and $937 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2014, Class C shares were charged $72,849 pursuant to the Distribution Plan.

34

Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class Z shares. During the period ended February 28, 2014, Class Z shares were charged $54,320 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2014, Class A and Class C shares were charged $57,865 and $24,283, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2014, the fund was charged $12,845 for transfer agency services and $539 for cash man-

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

agement services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $48

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2014, the fund was charged $5,401 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement that was in effect until September 30, 2013 and, beginning October 1, 2013, compensates The Bank of New York Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended February 28, 2014, the fund was charged $255 pursuant to the agreements, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 28, 2014, the fund was charged $4,551 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $69,098, Distribution Plan fees $18,496, Shareholder Services Plan fees $15,295, custodian fees $4,228, Chief Compliance Officer fees $1,523 and transfer agency fees $5,988.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through the use of the fund’s exchange privilege. During the period ended February 28, 2014, redemption fees charged and retained by the fund amounted to $2,794.

36

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2014, amounted to $14,678,220 and $21,882,386, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended February 28, 2014, was approximately $2,667,000, with a related weighted average annualized interest rate of .77%.

At February 28, 2014, accumulated net unrealized depreciation on investments was $2,929,211, consisting of $9,056,152 gross unrealized appreciation and $11,985,363 gross unrealized depreciation.

At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 37

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 4-5, 2013, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

38

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe. Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.

The Board discussed the results of the comparisons and noted that the fund’s total return performance for both Class A and Z shares was below the Performance Group and Performance Universe medians for all periods (ranking in the fourth quartile for almost all periods).The Board also noted that the fund’s yield performance was above and below the Performance Group and Performance Universe medians for the one-year periods ended September 30th (for Class Z shares, yield was above the Performance Universe median for seven of the eight one-year periods ended September 30th). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense

The Fund 39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians (highest in the Expense Group and Expense Universe) and the fund’s total expenses were above the Expense Group and Expense Universe medians (highest in the Expense Group).

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

40

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall perfor- mance, in light of the considerations described above. [Dreyfus: please provide a description of the Board’s reaction to the fund’s poor performance.

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

42

NOTES

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	April 24, 2014

By: /s/ James Windels
James Windels, Treasurer
Date:	April 24, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)